     As filed with the Securities and Exchange Commission on September 20, 2005
                                                              File No. 333-07471
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   25                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

         Amendment No.   77                                                  [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT VL I
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585
               (Depositor's Telephone Number, Including Area Code)

                              Jerry K. Scheinfeldt
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on October 3 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on _____________________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           SUPPLEMENT DATED OCTOBER 3, 2005 TO YOUR PROSPECTUS DATED
                                OCTOBER 3, 2005

                                                                                       REGISTRATION   SEPARATE
       ISSUING COMPANY                             PRODUCT NAME                        STATEMENT NO.  ACCOUNT
  Hartford Life and Annuity  Stag Variable Life                                          033-61267      VL I
  Insurance Company
                             Stag Accumulator II VUL/Stag Variable Life Artisan          333-07471      VL I
                             Stag Protector VUL                                          333-83057      VL I
                             Stag Protector VUL Series 1.5                               333-83057      VL I
                             Stag Protector II VUL                                       333-88787      VL I
                             Stag Accumulator VUL                                        333-93319      VL I
                             Stag Accumulator VUL Series 1.5                             333-93319      VL I
                             Stag Protector II VUL                                       333-88787      VL I
                             Stag Wall Street VUL                                        333-82866      VL I
                             Stag Wall Street VUL Series II                              333-82866      VL I
                             Hartford Quantum Life                                      333-110548      VL I
                             Stag Variable Life Last Survivor                            033-89988     VL II
                             Stag Variable Life Last Survivor II                         333-67373     VL II
                             Stag Variable Life Last Survivor II Series II               333-67373     VL II
  Hartford Life Insurance    Stag Variable Life                                          033-53692      VL I
  Company
                             Stag Variable Life Artisan                                  333-07465      VL I
                             Stag Protector VUL                                          333-94617      VL I
                             Stag Protector VUL Series 1.5                               333-94617      VL I
                             Stag Protector VUL Series II                               333-109530      VL I
                             Stag Accumulator VUL                                        333-50280      VL I
                             Stag Accumulator VUL Series 1.5                             333-50280      VL I
                             Stag Accumulator VUL Series II                             333-109529      VL I
                             Hartford Quantum Life                                      333-110550      VL I
                             Stag Variable Life Last Survivor                            033-89990     VL II
                             Stag Variable Life Last Survivor II                         333-88261     VL II
                             Stag Variable Life Last Survivor II Series II               333-88261     VL II

SUPPLEMENT DATED OCTOBER 3, 2005 TO YOUR VARIABLE LIFE POLICY PROSPECTUS ISSUED
   BY HARTFORD LIFE AND ANNUITY INSURANCE COMPANY AND HARTFORD LIFE INSURANCE
                                    COMPANY

Effective as of the date of this supplement, you may allocate your premium payments among twenty (20) Investment Choices.

In addition to the Sub-Accounts listed in your prospectus, the following Sub-Accounts are now available for investment:

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  AIM V.I. Capital Appreciation Fund Sub-Account              Series I of the AIM V.I. Capital Appreciation Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Capital Development Fund Sub-Account               Series I of the AIM V.I. Capital Development Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Small Cap Equity Fund Sub-Account                  Series I of the AIM V.I. Small Cap Equity Fund of
                                                              the A I M Variable Insurance Funds
  AllianceBernstein VP Small/Mid Cap Value Portfolio          Class B of the Small/Mid Cap Value Portfolio of
  Sub-Account                                                 the AllianceBernstein Variable Products Series
                                                              Fund, Inc.
  Fidelity VIP Contrafund Portfolio Sub-Account               Service Class II of the Fidelity VIP Contrafund
                                                              Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account            Service Class II of the Fidelity Equity-Income
                                                              Portfolio (Policies issued prior to October 3,
                                                              2005 will receive Initial class of Fidelity
                                                              Equity-Income Portfolio.)
  Fidelity VIP Mid Cap Portfolio Sub-Account                  Service Class II of the Fidelity VIP Mid Cap
                                                              Portfolio
  Lord Abbett America's Value Portfolio Sub-Account           Class VC shares of the Lord Abbett America's Value
                                                              Portfolio of the Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Portfolio Sub-Account         Class VC shares of the Lord Abbett Growth and
                                                              Income Portfolio of the Lord Abbett Series
                                                              Fund, Inc.
  MFS Investors Trust Series Sub-Account                      Initial Class of the MFS Investors Trust Series of
                                                              the MFS Variable Insurance Trust
  Oppenheimer Capital Appreciation Fund/VA Sub-Account        Service Shares of Oppenheimer Capital Appreciation
                                                              Fund/VA of the Oppenheimer Variable Account Funds
  Oppenheimer Global Securities Fund/VA Sub-Account           Service Shares of Oppenheimer Global Securities
                                                              Fund/VA of the Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA Sub-Account                 Service Shares of Oppenheimer Main Street Fund/VA
                                                              of the Oppenheimer Variable Account Funds
  Putnam VT Small Cap Value Sub-Account                       Class IB of Putnam VT Small Cap Value Fund of
                                                              Putnam Variable Trust
  Van Kampen LIT Comstock Sub-Account                         Class II shares of Comstock Portfolio of the Van
                                                              Kampen Life Investment Trust

The table entitled, "Annual Fund Operating Expenses" is deleted and replaced with the following:

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Fund Operating Expenses                                  0.43%       1.30%
---------------------------------------------------------------------------------

The following disclosure is added to the Section which describes the investment goals of the funds:

    AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

    AIM V.I. CAPITAL DEVELOPMENT FUND -- Seeks long-term growth of capital. Invests in small and mid-cap stocks with strong growth prospects and attractive valuations.

    AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of small-capitalization companies.

    ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE PORTFOLIO -- Seeks long-term growth of capital.

    FIDELITY VIP CONTRAFUND PORTFOLIO -- Seeks long-term capital appreciation.

    FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income.

    FIDELITY VIP MID CAP PORTFOLIO -- Seeks long-term growth of capital.

    LORD ABBETT AMERICA'S VALUE PORTFOLIO -- Seeks current income and capital appreciation.

    LORD ABBETT GROWTH AND INCOME PORTFOLIO -- Seeks long-term growth of capital and income without excessive fluctuations in market value.

    MFS INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

    OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- Seeks capital appreciation by investing in well-known established companies.

    OPPENHEIMER GLOBAL SECURITIES FUND/VA -- Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

    OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA -- Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

    PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size smaller to those in the Russell 2000 Value Index.

    VAN KAMPEN LIT COMSTOCK PORTFOLIO -- Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible net common and preferred stock.

The following information is added to the section that describes the fund managers in the sub-section entitled, "Investment Advisers:"

    AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund and AIM V.I. Small Cap Equity Fund are portfolios of AIM Variable Insurance Funds, which is a registered open-end, series, management investment company. AIM Advisors, Inc. serves as the investment adviser to these Funds.

    AllianceBernstein VP Small/Mid Cap Value Portfolio is a series of the AllianceBernstein Variable Products Series Fund, Inc. Alliance Capital Management, L.P. is the investment adviser and is located at 1345 Avenue of the Americas, New York, New York 10105.

    The shares of each AllianceBernstein Variable Products Fund have been divided into Class A and Class B. Only Class B shares are available in this Contract.

    The Lord Abbett America's Value Portfolio and Lord Abbett Growth and Income Portfolio are portfolios of the Lord Abbett Series Fund, Inc. Lord Abbett & Co. LLC serves as the investment adviser for these funds.

    MFS-Registered Trademark- Investors Trust Series is a series of the MFS-Registered Trademark- Variable Insurance Trust(SM).

    OppenheimerFunds, Inc., Two World Trade Center, 225 Liberty Street, 11th Floor, New York, NY 10281, is the investment manager to Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, and Oppenheimer Main Street Fund-Registered Trademark-/VA.

    The Investment Adviser with respect to the Comstock Portfolio and Growth and Income Portfolio is Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 40 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by authorized dealers nationwide.

For policies that offer a Term Insurance Rider, the following disclosure is added to your Prospectus and replaces the section that describes the Term Insurance Rider:

    TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is not covered by the No Lapse Guarantee.

    In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

    The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

    You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

For policies that offer a Term Insurance Rider, the following disclosure is added to the section entitled, "How Contracts are Sold:"

    If you, as the base insured, choose to combine flexible permanent insurance coverage with a Term Insurance Rider, compensation paid to your representative may be reduced. You should discuss with your representative the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5277

                                    PART A

STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                    [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Stag Accumulator II Variable Universal Life insurance policy. Please read it carefully before you purchase your variable life insurance policy.

Stag Accumulator II Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:


                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
AIM V.I. Capital Appreciation Fund Sub-Account        Series I of the AIM V.I. Capital Appreciation Fund
                                                      of the A I M Variable Insurance Funds
AIM V.I. Capital Development Fund Sub-Account         Series I of the AIM V.I. Capital Development Fund of
                                                      the A I M Variable Insurance Funds
AIM V.I. Mid Cap Core Equity Fund Sub-Account         Series I of the AIM V.I. Mid Cap Core Equity Fund of
                                                      the A I M Variable Insurance Funds
AIM V.I. Premier Equity Fund Sub-Account              Series I of the AIM V.I. Premier Equity Fund of the
                                                      A I M Variable Insurance Funds
AIM V.I. Small Cap Equity Fund Sub-Account            Series I of the AIM V.I. Small Cap Equity Fund of
                                                      the A I M Variable Insurance Funds
AllianceBernstein VP Small/Mid Cap Value Portfolio    Class B of the Small/Mid Cap Value Portfolio of the
Sub-Account                                           AllianceBernstein Variable Products Series Fund,
                                                      Inc.
American Funds Asset Allocation Fund Sub-Account      Class 2 of the Asset Allocation Fund of American
                                                      Funds Insurance Series
American Funds Blue Chip Income and Growth Fund Sub-  Class 2 of the Blue Chip Income and Growth Fund of
Account                                               American Funds Insurance Series
American Funds Bond Fund Sub-Account                  Class 2 of the Bond Fund of American Funds Insurance
                                                      Series
American Funds Global Growth Fund Sub-Account         Class 2 of the Global Growth Fund of American Funds
                                                      Insurance Series
American Funds Global Small Capitalization Fund       Class 2 of the Global Small Capitalization Fund of
Sub-Account                                           American Funds Insurance Series
American Funds Growth Fund Sub-Account                Class 2 of the Growth Fund of American Funds
                                                      Insurance Series
American Funds Growth-Income Fund Sub-Account         Class 2 of the Growth-Income Fund of American Funds
                                                      Insurance Series
American Funds International Fund Sub-Account         Class 2 of the International Fund of American Funds
                                                      Insurance Series
American Funds New World Fund Sub-Account             Class 2 of the New World Fund of American Funds
                                                      Insurance Series
Franklin Small Cap Value Securities Fund Sub-Account  Class 2 of the Franklin Small Cap Value Securities
                                                      Fund of the Franklin Templeton Variable Insurance
                                                      Products Trust

                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Hartford Advisers HLS Fund Sub-Account                Class IA of Hartford Advisers HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford Capital Appreciation HLS Fund Sub-Account    Class IA of Hartford Capital Appreciation HLS Fund
(1)                                                   of Hartford Series Fund, Inc.
Hartford Disciplined Equity HLS Fund Sub-Account      Class IA of Hartford Disciplined Equity HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Dividend and Growth HLS Fund Sub-Account     Class IA of Hartford Dividend and Growth HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Growth Opportunities HLS Fund Sub-Account    Class IA of Hartford Growth Opportunities HLS Fund
                                                      of Hartford HLS Series Fund II, Inc.
Hartford Index HLS Fund Sub-Account                   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Opportunities HLS Fund         Class IA of Hartford International Opportunities HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford International Small Company HLS Fund         Class IA of Hartford International Small Company HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford MidCap Value HLS Fund Sub-Account (2)        Class IA of Hartford MidCap Value HLS Fund of
                                                      Hartford Series Fund II, Inc.
Hartford Money Market HLS Fund Sub-Account            Class IA of Hartford Money Market HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Mortgage Securities HLS Fund Sub-Account     Class IA of Hartford Mortgage Securities HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Small Company HLS Fund Sub-Account (2)       Class IA of Hartford Small Company HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Stock HLS Fund Sub-Account                   Class IA shares of Hartford Stock HLS Fund of
                                                      Hartford HLS Series Fund, Inc.
Hartford Total Return Bond HLS Fund Sub-Account       Class IA shares of Hartford Total Return Bond HLS
(formerly Hartford Bond HLS Fund Sub-Account)         Fund (formerly Hartford Bond HLS Fund) of Hartford
                                                      Series Fund, Inc.
Hartford Value Opportunities HLS Fund Sub-Account     Class IA shares of Hartford Value Opportunities HLS
                                                      Fund of Hartford HLS Series Fund II, Inc.
Lord Abbett America's Value Portfolio Sub-Account     Class VC shares of the Lord Abbett America's Value
                                                      Portfolio of the Lord Abbett Series Fund, Inc.
Lord Abbett Growth and Income Portfolio Sub-Account   Class VC shares of the Lord Abbett Growth and Income
                                                      Portfolio of the Lord Abbett Series Fund, Inc.
MFS Investors Trust Series Sub-Account                Initial Class of the MFS Investors Trust Series of
                                                      the MFS Variable Insurance Trust
MFS New Discovery Series Sub-Account                  Initial Class of the MFS-Registered Trademark- New
                                                      Discovery Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
MFS Total Return Series Sub-Account                   Initial Class of the MFS-Registered Trademark- Total
                                                      Return Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
Mutual Shares Securities Fund Sub-Account             Class 2 of the Mutual Shares Securities Fund of the
                                                      Franklin Templeton Variable Insurance Products Trust


(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

(2) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.

                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Oppenheimer Capital Appreciation Fund/VA Sub-Account  Service Shares of Oppenheimer Capital Appreciation
                                                      Fund/VA
Oppenheimer Global Securities Fund/VA Sub-Account     Service Shares of Oppenheimer Global Securities
                                                      Fund/VA
Oppenheimer Main Street Fund/VA Sub-Account           Service Shares of Oppenheimer Main Street Fund/VA
Putnam VT Capital Opportunities Sub-Account           Class IB of Putnam VT Capital Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT Equity Income Sub-Account                   Class IB of Putnam VT Equity Income Fund of Putnam
                                                      Variable Trust
Putnam VT Global Equity Sub-Account                   Class IB of Putnam VT Global Equity Fund of Putnam
                                                      Variable Trust
Putnam VT Growth and Income Sub-Account               Class IB of Putnam VT Growth and Income Fund of
                                                      Putnam Variable Trust
Putnam VT High Yield Sub-Account                      Class IB of Putnam VT High Yield Fund of Putnam
                                                      Variable Trust
Putnam VT Income Sub-Account                          Class IB of Putnam VT Income Fund of Putnam Variable
                                                      Trust
Putnam VT International Equity Sub-Account            Class IB of Putnam VT International Equity Fund of
                                                      Putnam Variable Trust
Putnam VT New Opportunities Sub-Account               Class IB of Putnam VT New Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT Small Cap Value Sub-Account                 Class IB of Putnam VT Small Cap Value Fund of Putnam
                                                      Variable Trust
Putnam VT Voyager Sub-Account                         Class IB of Putnam VT Voyager Fund of Putnam
                                                      Variable Trust
Fidelity VIP Contrafund Sub-Account                   Service Class II of the Fidelity VIP Contrafund
                                                      Portfolio
Fidelity VIP Equity-Income Portfolio Sub-Account      Service Class II of the Fidelity Equity-Income
                                                      Portfolio (Policies issued prior to October 3, 2005
                                                      will receive Initial class of Fidelity Equity-Income
                                                      Portfolio)
Fidelity VP Mid Cap Portfolio Sub-Account             Service Class II of the Fidelity VIP Mid Cap
                                                      Portfolio
Van Kampen LIT Comstock Sub-Account                   Class II shares of Comstock Portfolio of the Van
                                                      Kampen Life Investment Trust


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

-  a bank deposit or obligation;

-  federally insured; or

-  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: OCTOBER 3, 2005

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  Separate Account VL I                                           9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           13
----------------------------------------------------------------------
YOUR POLICY                                                      14
----------------------------------------------------------------------
PREMIUMS                                                         21
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 23
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              24
----------------------------------------------------------------------
LOANS                                                            25
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          25
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       27
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                31
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        32
----------------------------------------------------------------------
APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG
  VARIABLE LIFE ARTISAN                                          33
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              50
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

    - the Account Value on the date we receive due proof of the insured's death; or

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.


INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- In certain states, during the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance policy offered by us on the life of the insured.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Front-end sales load             When you pay premium.                 MAXIMUM CHARGE
                                                                       5.75% of premium. In Oregon, the
                                                                       maximum is 7.75%.
Tax Charge on Premium Payments   When you pay premium.                 A percent of premium which varies
                                                                       by your state and municipality of
                                                                       residence. The range of premium tax
                                                                       charge is generally between 0% and
                                                                       4%.
                                                                       This rate will change if your state
                                                                       or municipality changes its premium
                                                                       tax charges. It may change if you
                                                                       change your state or municipality
                                                                       of residence.
Surrender Charge (1)             If you surrender your policy:         MINIMUM CHARGE
                                 -  During the first 9 policy years;   $3.00 per $1,000 of initial Face
                                 -  Within 9 years an unscheduled      Amount for a 1 year-old female.
                                 increase in your Face Amount; or      MAXIMUM CHARGE
                                 -  Within 9 years of an increase in   $45.00 per $1,000 of initial Face
                                 your Face Amount under the Cost of    Amount for an 85-year-old male
                                 Living Adjustment Rider, if           smoker.
                                 elected.                              CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $23.00 per $1,000 of initial Face
                                                                       Amount for a 50-year-old male
                                                                       preferred non-smoker.
Transfer Fees                    When you make a transfer after the    $25 per transfer.*
                                 first transfer in any month.
Withdrawal Charge                When you take a withdrawal.           $10 per withdrawal.*
Policy Continuation Rider        If you elect this rider, the charge   7% of Account Value
                                 is deducted when you exercise the
                                 rider benefit.
Accelerated Death Benefit        When you exercise the benefit.        MAXIMUM CHARGE
Rider                                                                  $300


*   Not currently being deducted.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Cost of Insurance Charges (1)    Monthly.                              MINIMUM CHARGE
                                                                       $0.14 per $1,000 of the net amount
                                                                       at risk for a 25 year-old female
                                                                       preferred non-smoker in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       $158.00 per $1,000 of the net
                                                                       amount at risk for an 85-year-old
                                                                       male smoker in the first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.49 per $1,000 of the net amount
                                                                       at risk for a 50-year-old male
                                                                       smoker in the first year.
Mortality and Expense Risk       Monthly.                              0.65% of Account Value per year.
Charge (2)
Administrative Charge            Monthly.                              $10 per month.
Monthly per $1,000 Charge (1)    Monthly.                              MINIMUM CHARGE
                                                                       $2.00 per $1,000 of initial Face
                                                                       Amount (deducted on a monthly bases
                                                                       at a rate of $0.1667 per month)
                                                                       during the first year for all ages.
                                                                       MAXIMUM CHARGE
                                                                       $24.00 per $1,000 of initial Face
                                                                       Amount (deducted on a monthly bases
                                                                       at a rate of $2.00 per month)
                                                                       during the first year for all ages
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $5.42 per $1,000 of initial Face
                                                                       Amount (deducted on a monthly bases
                                                                       at a rate of $0.4517 per month)
                                                                       during the first year for a
                                                                       50-year-old preferred non-nicotine
                                                                       user
Loan Interest Rate               Monthly if you have taken a loan on   5% annually
                                 your policy.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1-10 is equal to 0.65% per year. For policy years 11-20 is equal to 0.40% per year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Deduction Amount Waiver          Monthly.                              MINIMUM CHARGE
Rider (1)                                                              6.9% of the monthly deduction
                                                                       amount for a 10-year-old male in
                                                                       the first year.
                                                                       MAXIMUM CHARGE
                                                                       33.3% of the monthly deduction
                                                                       amount for a 55-year-old female in
                                                                       the first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       12.6% of the monthly deduction
                                                                       amount for a 50-year-old male in
                                                                       the first year.
Waiver of Specified Amount       Monthly.                              MINIMUM CHARGE
Disability Benefit Rider (1)                                           $0.04 per $1 of specified amount
                                                                       for a 20-year-old male in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       $0.199 per $1 of specified amount
                                                                       for a 59-year-old female in the
                                                                       first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.066 per $1 of specified amount
                                                                       for a 50-year-old male in the first
                                                                       year.
Accidental Death Benefit         Monthly.                              MINIMUM CHARGE
Rider (1)                                                              $0.083 per $1,000 of the net amount
                                                                       at risk for a 10-year-old in the
                                                                       first year.
                                                                       MAXIMUM CHARGE
                                                                       $0.18 per $1,000 of the net amount
                                                                       at risk for a 60-year-old in the
                                                                       first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.128 per $1,000 of the net amount
                                                                       at risk for a 50-year-old in the
                                                                       first year.
Term Insurance Rider (1)         Monthly.                              MINIMUM CHARGE
                                                                       $0.14 per $1,000 of the net amount
                                                                       at risk for a 22-year-old female
                                                                       preferred non-smoker in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       $179.44 per $1,000 of the net
                                                                       amount at risk for an 85-year-old
                                                                       male smoker in the first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $1.17 per $1,000 of the net amount
                                                                       at risk for a 50-year-old male
                                                                       preferred non-smoker in the first
                                                                       year.
Enhanced No Lapse Guarantee      Monthly.                              MINIMUM CHARGE
Rider (1)                                                              $0.01 per $1,000 of Face Amount for
                                                                       a 1-year-old.
                                                                       MAXIMUM CHARGE
                                                                       $0.10 per $1,000 of Face Amount for
                                                                       an 80-year-old.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.04 per $1,000 of Face Amount for
                                                                       a 50-year-old.
Lifetime No Lapse                Monthly.                              MINIMUM CHARGE
Guarantee Rider (1)                                                    $0.01 per $1,000 of Face Amount for
                                                                       a 1-year-old.
                                                                       MAXIMUM CHARGE
                                                                       $0.06 per $1,000 of Face Amount for
                                                                       an 80-year-old.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.01 per $1,000 of Face Amount for
                                                                       a 50-year-old.
Child Insurance Rider            Monthly                               The fee is $0.50 per $1,000 of
                                                                       coverage.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.43%      1.30%
---------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05       A+    Financial Strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05      AA-    Financial Strength
------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05      AA     Financial Strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:


AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.



AIM V.I. CAPITAL DEVELOPMENT FUND -- Seeks long-term growth of capital. Invests in small and mid-cap stocks with strong growth prospects and attractive valuations.


AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks to achieve long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.


AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of small-capitalization companies.



ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE PORTFOLIO -- Seeks long-term growth of capital.


AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (1)

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP. (2)

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (2)

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.

HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.


LORD ABBETT AMERICA'S VALUE PORTFOLIO -- Seeks current income and capital appreciation.



LORD ABBETT GROWTH AND INCOME PORTFOLIO -- Seeks long-term growth of capital and income without excessive fluctuations in market value.



MFS INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

(2) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- Seeks capital appreciation by investing in well-known established companies.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.



OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA -- Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.


PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size smaller to those in the Russell 2000 Value Index.


PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.


FIDELITY VIP CONTRAFUND PORTFOLIO -- Seeks long-term capital appreciation.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income.



FIDELITY VIP MID CAP PORTFOLIO -- Seeks long-term growth of capital.



VAN KAMPEN LIT COMSTOCK PORTFOLIO -- Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible net common and preferred stock.



INVESTMENT ADVISORS -- The AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end, series, management investment company. A I M Advisors, Inc. serves as the investment adviser to these Funds.



AllianceBernstein VP Small/Mid Cap Value Portfolio is a series of the AllianceBernstein Variable Products Series Fund, Inc. Alliance Capital Management, L.P. is the investment adviser and is located at 1345 Avenue of the Americas, New York, New York 10105.



The shares of each AllianceBernstein Variable Products Fund have been divided into Class A and Class B. Only Class B shares are available in this Contract.


American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series and Fortis Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.


The Lord Abbett America's Value Portfolio and Lord Abbett Growth and Income Portfolio are portfolios of the Lord Abbett Series Fund, Inc. Lord Abbett & Co. LLC serves as the investment adviser for these funds.



MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.



OppenheimerFunds, Inc., Two World Trade Center, 225 Liberty Street, 11th Floor, New York, NY 10281, is the investment manager to Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, and Oppenheimer Main Street Fund-Registered Trademark-/VA.


The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Equity-Income Portfolio.


The Investment Adviser with respect to the Comstock Portfolio and Growth and Income Portfolio is Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 40 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by authorized dealers nationwide.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.
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VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 3.75%. We reserve the right to charge a maximum of 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the monthly per $1,000 charge;

- the mortality and expense risk charge;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the amount at risk; divided by

- $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $7.50 per month. The maximum monthly administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 years, the current and maximum mortality and expense risk charge is 1/12 of 0.65% of your Account Value in the Sub-Accounts. During years 11 to 20, the current rate is 1/12 of 0.20% and the maximum rate is 1/12 of 0.40% of your Account Value in the Sub-Accounts. After the 20th year there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge is deducted for a period of:

- 5 years after you purchase your policy; and

- 5 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected.

The total Monthly Per $1,000 Charge is equal to:

- the applicable Monthly Per $1,000 rates; multiplied by

- the applicable Face Amounts; divided by

- $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, issue age or age at time of increase, sex and insurance class. The charge is on page 3A of the policy. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

- During the first 9 policy years;

- Within 9 years an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;
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- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS


ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) Sub-Accounts, including the Fixed Account.


TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to the charges and restrictions described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to the Hartford Money Market HLS Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distributed among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X  20 Transfer Rule

X  Abusive Trading Policy and

X  Third Party Transfer Service Agreements.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges
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until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying
Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Policy Owners with aggregate Policy Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. Hartford is not currently requiring Policy Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Trading Policy do not apply to all Variable Annuity Contract Owners and Policy Owners and do not apply in all circumstances, which we describe here:

- The 20 Trade Rule and the Abusive Trading Policy do not apply to a number of Contract Owners who were part of a group that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit their Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the Policies together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR
SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-
Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Each rider involves additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it seems unlikely that Congress would allow the federal Estate Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this policy. So this rider allows you to terminate your policy and receive the Account Value without any deduction for Surrender Charges if there is no federal Estate Tax law in effect during 2011. We must receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If you become disabled, you may not be able to work and if your earnings decrease, you may have a difficult time paying your life insurance premiums to keep your policy in force. So under this rider, if the insured becomes totally disabled, we will credit the policy with an amount specified in your policy, for as long as the insured remains totally disabled. This will help keep your policy in force while you may fall behind on your premium payments. You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.


TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is not covered by the No Lapse Guarantee.



In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.



The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.



You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.


ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies. You choose the level of coverage when you select the rider.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. If you become disabled and fall behind on your premium payments, the continued deduction of the Monthly Deduction Amounts without paying the premium could risk your policy to default and terminate. So under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy in force if you fall behind on your premium payments. You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider. This rider may not be available in all policies.


ACCELERATED DEATH BENEFIT RIDER -- In the event an insured's life expectancy is 12 months or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300.


NO LAPSE GUARANTEE RIDERS

ENHANCED NO LAPSE GUARANTEE RIDER -- There are circumstances that could cause your policy to terminate or "lapse." So your policy has a built-in "No Lapse Guarantee" that will provide

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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a minimum level of death benefit protection for a limited time after your policy would have otherwise terminated. The built-in No Lapse Guarantee is described in the section of this prospectus entitled "Lapse and Reinstatement." If you elect the Enhanced No Lapse Guarantee Rider, it allows you to lengthen the period of time that the built-in No Lapse Guarantee will remain in effect. This period of time is called the "No Lapse Guarantee Period," which may be extended under the rider as follows:

- If the insured is age 60 or younger you may choose to extend the No Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No Lapse Guarantee Period to age 90.

LIFETIME NO LAPSE GUARANTEE RIDER -- Under this rider, you may extend the No Lapse Guarantee Period for the life of the insured.

See "Lapse and Reinstatement" for a more complete description of the No Lapse Guarantee, the Enhanced No Lapse Guarantee Rider, and the Lifetime No Lapse Guarantee Rider.

POLICY CONTINUATION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

Riders may not be available in all states.

MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare periodically (but not less than 2% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you. You must elect such continuation at least 30 days prior to the Scheduled Maturity Date.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, if you have previously elected to continue the policy, subject to the restrictions above, you may elect one of two options described below. If no Option is elected, the default is Option 1 below.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

- The Face Amount will be set equal to the Death Benefit on the maturity date;

- the Death Benefit Option will be changed to Option A (Level Option).
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted;

- no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

- the policy may terminate due to excessive Indebtedness; and

- loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.


If you, as the base insured, choose to combine flexible permanent insurance coverage with a Term Insurance Rider, compensation paid to your representative may be reduced. You should discuss with your representative the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.


These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-231-5453.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment has been received, as well as upon a determination that all answers in the application are true and complete. The policy date is the date used to determine all future cyclical
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the Valuation Day that we receive the premium; however, premium payments received on any Valuation Day after the close of the NYSE or on a non-Valuation Day will be invested on the next Valuation Day. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period.

You may change your premium allocation upon request in writing or by telephone. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium allocation instruction that does not comply with the above rules, the instruction will not be acknowledged or accepted. Any premium payments that accompany an unacceptable instruction, as well as any future premium payments, will be allocated according the most recent accepted instruction on file.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE, or on a non-Valuation Day, will be invested on the next Valuation Day.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment has been received, as well as upon a determination that all answers in the application are true and complete. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available.
Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

    - the Account Value on the date we receive due proof of the insured's death; or

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

    - the Account Value on the date we receive due proof of death of the insured; or

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the policy to not more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value as of the date we receive your written request. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, whichever is later.

WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Value on the date we grant a loan. The minimum loan is $500.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will terminate. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                          PORTION OF        INTEREST RATE
 DURING POLICY YEARS     INDEBTEDNESS          CHARGED
-----------------------------------------------------------
        1-10                  All                5%
-----------------------------------------------------------
    11 and later           Preferred            3.25%
                         Non-Preferred          3.50%
-----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

- The Account Value is not sufficient to cover the Monthly Deduction Amount; or

- The Indebtedness exceeds the Cash Value.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy inforce. The premium will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.

Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the No-Lapse Guarantee is available. If the No-Lapse Guarantee is available and we have not received the required premium by the end of the Grace Period, the No-Lapse Guarantee will go into effect. While the No-Lapse Guarantee is in effect, your Death Benefit Option will become Level (Option A), any policy riders will terminate and any future scheduled increases are cancelled.

NO LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No Lapse Guarantee is available. The No Lapse Guarantee is available as long as:

- The policy is issued to an insured age 75 or less;

- The No Lapse Guarantee Period has not expired; and
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- On each Monthly Activity Date during the No Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No Lapse Guarantee Period is:

- 10 years on policies issued to an insured age 65 or less; or

- to age 75 on policies issued to an insured between the ages of 66 and 69; or

- 5 years on policies issued to an insured between the ages of 70 and 75.

While the No Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No Lapse Guarantee Premium, which will be used in calculating the Cumulative No Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

ENHANCED NO LAPSE GUARANTEE RIDER -- If you select the Enhanced No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period as follows:

- If the insured is age 60 or younger you may choose to extend the No Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No Lapse Guarantee Period to age 90.

With the Enhanced No Lapse Guarantee Rider, the policy will go into default after the 10th policy anniversary if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default after the 10th policy anniversary, and the No Lapse Guarantee remains available under the Enhanced No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

- the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

- any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

LIFETIME NO LAPSE GUARANTEE RIDER -- If you select the Lifetime No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period to the end of the life of the insured.

With the Lifetime No Lapse Guarantee Rider, the policy will go into default if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default, and the No Lapse Guarantee remains available under the Lifetime No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

- the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

- any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

GRACE PERIOD FOR LIFETIME NO LAPSE GUARANTEE RIDER -- If on any Monthly Activity Date, after the second policy anniversary, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, are less than the Cumulative No Lapse Guarantee Premium on the Monthly Activity Date 24 months prior to the current Monthly Activity Date, a No Lapse Guarantee Grace Period of 61 days will begin. A notice will be mailed at least 30 days prior to termination of the No Lapse Guarantee. It will be mailed both to you and to any assignee of record, at the last known address(es). That notice will warn you that you are in danger of losing the No Lapse Guarantee and will tell you the amount of premium you need to pay to continue the No Lapse Guarantee.

The No Lapse Guarantee will be removed from the policy if the required premium is not paid by the end of the No Lapse Guarantee Grace Period. You will receive a written notification of the change and the No Lapse Guarantee will never again be available or in effect on the policy. Loss of the No Lapse Guarantee at the end of the No Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No Lapse Guarantee was what was preventing the policy from terminating.

The No Lapse Guarantee Grace Period is only available to the Lifetime No Lapse Guarantee Rider.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

- The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace
  Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

- The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- The Surrender Charge at the time of reinstatement.

The Surrender Charge on any reinstated policy will be based on the duration from the original Policy Date as though the policy had never lapsed.

FINANCIAL STATEMENTS

Financial statements of the Separate Account and Hartford may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

Hartford Life and Annuity Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: the total amount of charges deducted from the policy on a monthly basis.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

If you purchased your policy before December 1, 2003, the following provisions of the prospectus are replaced with the following. Prior to this date, the policy was sold under the name of "Stag Variable Life Artisan."

AVAILABLE SUB-ACCOUNTS

The table of Sub-Accounts on page 1 are replaced with the following:


                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
AIM V.I. Capital Appreciation Fund Sub-Account        Series I of the AIM V.I. Capital Appreciation Fund
                                                      of the A I M Variable Insurance Funds
AIM V.I. Capital Development Fund Sub-Account         Series I of the AIM V.I. Capital Development Fund of
                                                      the A I M Variable Insurance Funds
AIM V.I. Mid Cap Core Equity Fund Sub-Account         Series I of the AIM V.I. Mid Cap Core Equity Fund of
                                                      the A I M Variable Insurance Funds
AIM V.I. Premier Equity Fund Sub-Account              Series I of the AIM V.I. Premier Equity Fund of the
                                                      A I M Variable Insurance Funds
AIM V.I. Small Cap Equity Fund Sub-Account            Series I of the AIM V.I. Small Cap Equity Fund of
                                                      the A I M Variable Insurance Funds
AllianceBernstein VP Small/Mid Cap Value Portfolio    Class B of the Small/Mid Cap Value Portfolio of the
Sub-Account                                           AllianceBernstein Variable Products Series Fund,
                                                      Inc.
American Funds Asset Allocation Fund Sub-Account      Class 2 of the Asset Allocation Fund of American
                                                      Funds Insurance Series
American Funds Blue Chip Income and Growth Fund Sub-  Class 2 of the Blue Chip Income and Growth Fund of
Account                                               American Funds Insurance Series
American Funds Bond Fund Sub-Account                  Class 2 of the Bond Fund of American Funds Insurance
                                                      Series
American Funds Global Growth Fund Sub-Account         Class 2 of the Global Growth Fund of American Funds
                                                      Insurance Series
American Funds Global Small Capitalization Fund       Class 2 of the Global Small Capitalization Fund of
Sub-Account                                           American Funds Insurance Series
American Funds Growth Fund Sub-Account                Class 2 of the Growth Fund of American Funds
                                                      Insurance Series
American Funds Growth-Income Fund Sub-Account         Class 2 of the Growth-Income Fund of American Funds
                                                      Insurance Series
American Funds International Fund Sub-Account         Class 2 of the International Fund of American Funds
                                                      Insurance Series
American Funds New World Fund Sub-Account             Class 2 of the New World Fund of American Funds
                                                      Insurance Series
Franklin Small Cap Value Securities Fund Sub-Account  Class 2 of the Franklin Small Cap Value Securities
                                                      Fund of the Franklin Templeton Variable Insurance
                                                      Products Trust
Hartford Advisers HLS Fund Sub-Account                Class IA of Hartford Advisers HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford Capital Appreciation HLS Fund Sub-Account    Class IA of Hartford Capital Appreciation HLS Fund
(1)                                                   of Hartford Series Fund, Inc.


(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN


                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Hartford Dividend and Growth HLS Fund Sub-Account     Class IA of Hartford Dividend and Growth HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Global Advisers HLS Fund Sub-Account         Class IA of Hartford Global Advisers HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Global Leaders HLS Fund Sub-Account          Class IA of Hartford Global Leaders HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Global Technology HLS Fund Sub-Account       Class IA of Hartford Global Technology HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Growth and Income HLS Fund Sub-Account       Class IA of Hartford Growth and Income HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Growth Opportunities HLS Fund Sub-Account    Class IA of Hartford Growth Opportunities HLS Fund
                                                      of Hartford HLS Series Fund II, Inc.
Hartford Index HLS Fund Sub-Account                   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Opportunities HLS Fund         Class IA of Hartford International Opportunities HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford International Small Company HLS Fund         Class IA of Hartford International Small Company HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford MidCap HLS Fund Sub-Account (2)              Class IA of Hartford MidCap HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford MidCap Value HLS Fund Sub-Account (3)        Class IA of Hartford MidCap Value HLS Fund of
                                                      Hartford Series Fund II, Inc.
Hartford Money Market HLS Fund Sub-Account            Class IA of Hartford Money Market HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Mortgage Securities HLS Fund Sub-Account     Class IA of Hartford Mortgage Securities HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Small Company HLS Fund Sub-Account (3)       Class IA of Hartford Small Company HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Stock HLS Fund Sub-Account                   Class IA shares of Hartford Stock HLS Fund of
                                                      Hartford HLS Series Fund, Inc.
Hartford Total Return Bond HLS Fund Sub-Account       Class IA shares of Hartford Total Return Bond HLS
(formerly Hartford Bond HLS Fund Sub-Account)         Fund (formerly Hartford Bond HLS Fund) of Hartford
                                                      Series Fund, Inc.
Hartford Value Opportunities HLS Fund Sub-Account     Class IA shares of Hartford Value Opportunities HLS
                                                      Fund of Hartford HLS Series Fund II, Inc.
Lord Abbett America's Value Portfolio Sub-Account     Class VC shares of the Lord Abbett America's Value
                                                      Portfolio of the Lord Abbett Series Fund, Inc.


(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

(3) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN


                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Lord Abbett Growth and Income Portfolio Sub-Account   Class VC shares of the Lord Abbett Growth and Income
                                                      Portfolio of the Lord Abbett Series Fund, Inc.
MFS Investors Trust Series Sub-Account                Initial Class of the MFS Investors Trust Series of
                                                      the MFS Variable Insurance Trust
MFS New Discovery Series Sub-Account                  Initial Class of the MFS-Registered Trademark- New
                                                      Discovery Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
MFS Total Return Series Sub-Account                   Initial Class of the MFS-Registered Trademark- Total
                                                      Return Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
Mutual Shares Securities Fund Sub-Account             Class 2 of the Mutual Shares Securities Fund of the
                                                      Franklin Templeton Variable Insurance Products Trust
Oppenheimer Capital Appreciation Fund/VA Sub-Account  Service Shares of Oppenheimer Capital Appreciation
                                                      Fund/VA
Oppenheimer Global Securities Fund/VA Sub-Account     Service Shares of Oppenheimer Global Securities
                                                      Fund/VA
Oppenheimer Main Street Fund/VA Sub-Account           Service Shares of Oppenheimer Main Street Fund/VA
Putnam VT Capital Opportunities Sub-Account           Class IB of Putnam VT Capital Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT Diversified Income Fund Sub-Account         Class IA of Putnam VT Diversified Income Fund of
                                                      Putnam Variable Trust
Putnam VT Equity Income Sub-Account                   Class IB of Putnam VT Equity Income Fund of Putnam
                                                      Variable Trust
Putnam VT The George Putnam Fund of Boston            Class IA of Putnam VT The George Putnam Fund of
Sub-Account                                           Boston of Putnam Variable Trust
Putnam VT Global Asset Allocation Fund Sub-Account    Class IA of Putnam VT Global Asset Allocation Fund
                                                      of Putnam Variable Trust
Putnam VT Global Equity Sub-Account                   Class IA of Putnam VT Global Equity Fund of Putnam
                                                      Variable Trust
Putnam VT Growth and Income Sub-Account               Class IA of Putnam VT Growth and Income Fund of
                                                      Putnam Variable Trust
Putnam VT Health Sciences Fund Sub-Account            Class IA of Putnam VT Health Sciences Fund of Putnam
                                                      Variable Trust
Putnam VT High Yield Sub-Account                      Class IA of Putnam VT High Yield Fund of Putnam
                                                      Variable Trust
Putnam VT Income Sub-Account                          Class IA of Putnam VT Income Fund of Putnam Variable
                                                      Trust
Putnam VT International Equity Sub-Account            Class IA of Putnam VT International Equity Fund of
                                                      Putnam Variable Trust
Putnam VT International Growth and Income Fund Sub-   Class IA of Putnam VT International Growth Fund of
Account                                               Putnam Variable Trust
Putnam VT International New Opportunities Fund Sub-   Class IA of Putnam VT International New
Account                                               Opportunities Fund of Putnam Variable Trust
Putnam VT Investors Fund Sub-Account                  Class IA of Putnam VT Investors Fund of Putnam
                                                      Variable Trust
Putnam VT Money Market Fund Sub-Account               Class IA of Putnam VT Money Market Fund of Putnam
                                                      Variable Trust

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN


                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Putnam VT New Opportunities Sub-Account               Class IA of Putnam VT New Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT New Value Fund Sub-Account                  Class IA of Putnam VT New Value Fund of Putnam
                                                      Variable Trust
Putnam VT OTC & Emerging Growth Fund Sub-Account      Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                      Putnam Variable Trust
Putnam VT Small Cap Value Sub-Account                 Class IB of Putnam VT Small Cap Value Fund of Putnam
                                                      Variable Trust
Putnam VT Utilities Growth and Income Fund            Class IA of Putnam VT Utilities Growth and Income
Sub-Account                                           Fund of Putnam Variable Trust
Putnam VT Vista Fund Sub-Account                      Class IA of Putnam VT Vista Fund of Putnam Variable
                                                      Trust
Putnam VT Voyager Sub-Account                         Class IA of Putnam VT Voyager Fund of Putnam
                                                      Variable Trust
Fidelity VIP Asset Manager Portfolio Sub-Account      Initial Class of Fidelity VIP Asset Manager
                                                      Portfolio
Fidelity VIP Contrafund Sub-Account                   Service Class II of the Fidelity VIP Contrafund
                                                      Portfolio
Fidelity VIP Equity-Income Portfolio Sub-Account      Service Class II of the Fidelity Equity-Income
                                                      Portfolio (Policies issued prior to October 3, 2005
                                                      will receive Initial class of Fidelity Equity-Income
                                                      Portfolio)
Fidelity VP Mid Cap Portfolio Sub-Account             Service Class II of the Fidelity VIP Mid Cap
                                                      Portfolio
Fidelity VIP Overseas Portfolio Sub-Account           Initial Class of Fidelity VIP Overseas Portfolio
Van Kampen LIT Comstock Sub-Account                   Class II shares of Comstock Portfolio of the Van
                                                      Kampen Life Investment Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
SUMMARY OF BENEFITS AND RISKS

The following is added to the Summary of Benefits and Risks:

If your policy was issued before December 1, 2003:

- Death Benefit Option D (Decreasing Option) is not available;

- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account;

- Withdrawals may be subject to a surrender charge.

FEE TABLES
--------------------------------------------------------------------------------

The Fee Tables are replaced with the following:
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES

            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Front-end sales load             When you pay premium.                 MAXIMUM CHARGE
                                                                       2.0% of premium.
Tax Charge on Premium Payments   When you pay premium.                 A percent of premium which varies
                                                                       by your state and municipality of
                                                                       residence. The range of premium tax
                                                                       charge is generally between 0% and
                                                                       4%. This rate will change if your
                                                                       state or municipality changes its
                                                                       premium tax charges. It may change
                                                                       if you change your state or
                                                                       municipality of residence.
Federal Tax Charge               When you pay premium.                 1.25% of premium.
Administrative Expense           If you surrender your policy during   MINIMUM CHARGE
Surrender Charge (1)             the first 15 years.                   $3.00 per $1,000 of initial Face
                                 If you decrease the face amount       Amount for a 1 year-old female.
                                 below the initial face amount         MAXIMUM CHARGE
                                 during the first 15 years.            $5.00 per $1,000 of initial Face
                                 If the policy lapses during the       Amount for an 85-year-old.
                                 first 15 policy years.                CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $5.00 per $1,000 of initial Face
                                                                       Amount for a 50-year-old.
Sales Surrender Charge (1)       If you surrender your policy during   MINIMUM CHARGE
                                 the first 15 years.                   $1.08 per $1,000 of initial Face
                                 If you decrease the face amount       Amount of the net amount at risk
                                 below the initial face amount         for a 1 year-old.
                                 during the first 15 years.            MAXIMUM CHARGE
                                 If the policy lapses during the       $31.92 per $1,000 of initial Face
                                 first 15 policy years.                Amount of the net amount at risk
                                                                       for an 85-year-old.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $9.00 per $1,000 of initial Face
                                                                       Amount of the net amount at risk
                                                                       for a 50-year-old.
Transfer Fees                    When you make a transfer after the    $25 per transfer.*
                                 first transfer in any month.
Withdrawal Charge                When you take a withdrawal.           $10 per withdrawal.*

*   Not currently being deducted.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

            CHARGE                   WHEN THE CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
Cost of Insurance Charges (1)    Monthly.                              MINIMUM CHARGE
                                                                       $0.03 per $1,000 of the net amount
                                                                       at risk for a 7 year-old female
                                                                       non-smoker.
                                                                       MAXIMUM CHARGE
                                                                       $14.95 per $1,000 of the net amount
                                                                       at risk for an 85-year-old male
                                                                       smoker.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.83 per $1,000 of the net amount
                                                                       at risk for a 50-year-old male
                                                                       smoker.
Mortality and Expense Risk       Monthly.                              0.80% of Account Value per year.
Charge (2)
Administrative Charge (3)        Monthly.                              $25 per year.
Maturity Date Extension Rider    Monthly.                              No Charge.
Loan Interest                    Monthly if you have taken a loan on   6%
                                 your policy.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1-10 is equal to 0.80% per year. For policy years 11 and later it is equal to 0.50% per year.

(3) The maximum administrative charge is $25 in the first policy year, $10 in policy years 2-10, and $7.50 in policy years 11 and later.

            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Yearly Renewable Term Life       Monthly.                              MINIMUM CHARGE
Insurance Rider (1)                                                    $0.03 per $1,000 of the Face Amount
                                                                       for a 7-year-old female non-smoker.
                                                                       MAXIMUM CHARGE
                                                                       $14.95 per $1,000 of the Face
                                                                       Amount for an 85-year-old male
                                                                       smoker.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.83 per $1,000 of the Face Amount
                                                                       for a 50-year-old male smoker.
Deduction Amount Waiver          Monthly.                              MINIMUM CHARGE
Rider (1)                                                              6.9% of the monthly deduction
                                                                       amount for a 20-year-old male
                                                                       preferred non-smoker in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       33.3% of the monthly deduction
                                                                       amount for a 55-year-old female in
                                                                       the first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       12.6% of the monthly deduction
                                                                       amount for a 50-year old male
                                                                       preferred non-smoker in the first
                                                                       year
Waiver of Specified Amount       Monthly.                              MINIMUM CHARGE
Disability Benefit Rider (1)                                           $0.04 per $1 of specified amount
                                                                       for a 20-year-old male in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       $0.20 per $1 of specified amount
                                                                       for a 64-year-old female in the
                                                                       first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.09 per $1 of specified amount
                                                                       for a 50-year-old male in the first
                                                                       year.
Accidental Death Benefit         Monthly.                              MINIMUM CHARGE
Rider (1)                                                              $0.083 per $1,000 of the net amount
                                                                       at risk for a 10-year-old in the
                                                                       first year.
                                                                       MAXIMUM CHARGE
                                                                       $0.18 per $1,000 of the net amount
                                                                       at risk for a 60-year-old in the
                                                                       first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.128 per $1,000 of the net amount
                                                                       at risk for a 50-year-old in the
                                                                       first year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
The table below shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.43%      1.30%
---------------------------------------------------------------------------------

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
THE FUNDS

The section describing the investment goals and the investment advisers for each of the Funds is replaced as follows:


AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.



AIM V.I. CAPITAL DEVELOPMENT FUND -- Seeks long-term growth of capital. Invests in small and mid-cap stocks with strong growth prospects and attractive valuations.


AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks to achieve long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.


AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of small-capitalization companies.



ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE PORTFOLIO -- Seeks long-term growth of capital.


AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (1)

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP. (2)

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP. (3)

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (3)

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.

HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.


LORD ABBETT AMERICA'S VALUE PORTFOLIO -- Seeks current income and capital appreciation.



LORD ABBETT GROWTH AND INCOME PORTFOLIO -- Seeks long-term growth of capital and income without excessive fluctuations in market value.



MFS INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- Seeks capital appreciation by investing in well-known established companies.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.



OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA -- Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

(3) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States. The fund invests mainly in value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States. The fund invests mainly in growth stocks, which are those issued by companies that Putnam Management believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.


PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size smaller to those in the Russell 2000 Value Index.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP ASSET MANAGER PORTFOLIO -- Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.


FIDELITY VIP CONTRAFUND PORTFOLIO -- Seeks long-term capital appreciation.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income.



FIDELITY VIP MID CAP PORTFOLIO -- Seeks long-term growth of capital.


FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital.


VAN KAMPEN LIT COMSTOCK PORTFOLIO -- Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible net common and preferred stock.



INVESTMENT ADVISORS -- The AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end, series, management investment company. A I M Advisors, Inc. serves as the investment adviser to these Funds.



AllianceBernstein VP Small/Mid Cap Value Portfolio is a series of the AllianceBernstein Variable Products Series Fund, Inc. Alliance Capital Management, L.P. is the investment adviser and is located at 1345 Avenue of the Americas, New York, New York 10105.



The shares of each AllianceBernstein Variable Products Fund have been divided into Class A and Class B. Only Class B shares are available in this Contract.


American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund are series of Hartford

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford MidCap Value HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.


The Lord Abbett America's Value Portfolio and Lord Abbett Growth and Income Portfolio are portfolios of the Lord Abbett Series Fund, Inc. Lord Abbett & Co. LLC serves as the investment adviser for these funds.



MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.



OppenheimerFunds, Inc., Two World Trade Center, 225 Liberty Street, 11th Floor, New York, NY 10281, is the investment manager to Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, and Oppenheimer Main Street Fund-Registered Trademark-/VA.


The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.


The Investment Adviser with respect to the Comstock Portfolio and Growth and Income Portfolio is Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 40 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by authorized dealers nationwide.


RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

THE FIXED ACCOUNT

Under the section entitled "The Fixed Account," the second paragraph is replaced with the following:

The Fixed Account credits at least 4.0% per year. We are not obligated to, but may, credit more than 4.0% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4.0%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The section entitled "Charges and Deductions" is replaced as follows:

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 2.0% in policy years 1 through 10. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%. We also deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the policy's

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE ARTISAN deferred acquisition costs under Section 848 of the Code. We have determined that such federal tax charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums. We must factor in the federal tax charge when computing the maximum sales load.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000;

- multiplied by -- the amount at risk; divided by

- $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $25 per month in policy year 1, $10 per month in policy year 2 through 10, and $5 per month thereafter, not to exceed $7.50 per month in policy years 11 and later. The sum of the monthly administrative charge and the administrative expense surrender charge will not exceed our costs for providing administrative services for the policy.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

The current and maximum mortality and expense risk rate for policy years 1 through 10 is 0.80% per year (.067% per month). Thereafter, the current rate is 0.25% per year (.021% per month), with a maximum mortality and expense risk rate of 0.50% per year (.042% per month).

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if you surrender your policy, if you decrease your Face Amount below the initial Face Amount, or if your policy lapses. The surrender charge will apply during the first 15 policy years. It consists of (1) an administrative expense surrender charge and (2) a sales surrender charge.

ADMINISTRATIVE EXPENSE SURRENDER CHARGE -- The administrative expense surrender charge covers the administrative expenses associated with underwriting and issuing a policy, including the costs of processing policy applications, conducting medical examinations, determining insurability and the insured's underwriting class, and establishing policy records. The administrative expense surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual administrative expense surrender charge that applies to your issue age.

The following table represents the administrative expense surrender charge for an insured age 45 on the date of issue. The amount of the administrative expense surrender charge remains level for five policy years. After the fifth policy anniversary, such charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

                AMOUNT PER                      AMOUNT PER
             $1,000 OF INITIAL               $1,000 OF INITIAL
POLICY YEAR     FACE AMOUNT     POLICY YEAR     FACE AMOUNT
--------------------------------------------------------------
     1             $5.00             9             $3.18
--------------------------------------------------------------
     2             $5.00            10             $2.73
--------------------------------------------------------------
     3             $5.00            11             $2.27
--------------------------------------------------------------
     4             $5.00            12             $1.82
--------------------------------------------------------------
     5             $5.00            13             $1.36
--------------------------------------------------------------
     6             $4.55            14             $0.91
--------------------------------------------------------------
     7             $4.09            15             $0.45
--------------------------------------------------------------
     8             $3.64            16             $0.00
--------------------------------------------------------------

The sum of the administrative expense surrender charge and the monthly administrative charge will not exceed our costs in providing administrative services. We do not expect to profit from the administrative expense surrender charge.

SALES SURRENDER CHARGE -- The sales surrender charge covers expenses relating to the sale and distribution of the policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities. The sales surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual sales surrender charge that applies to your issue age.

The following table represents the sales surrender charge for an insured age 45 on the date of issue. The amount of such charge remains level for five policy years. After the fifth policy anniversary, the sales surrender charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

                AMOUNT PER                      AMOUNT PER
             $1,000 OF INITIAL               $1,000 OF INITIAL
POLICY YEAR     FACE AMOUNT     POLICY YEAR     FACE AMOUNT
--------------------------------------------------------------
     1             $7.00             9             $4.45
--------------------------------------------------------------
     2             $7.00            10             $3.82
--------------------------------------------------------------
     3             $7.00            11             $3.18
--------------------------------------------------------------
     4             $7.00            12             $2.55
--------------------------------------------------------------
     5             $7.00            13             $1.91
--------------------------------------------------------------
     6             $6.36            14             $1.27
--------------------------------------------------------------
     7             $5.73            15             $0.64
--------------------------------------------------------------
     8             $5.09            16             $0.00
--------------------------------------------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

SUPPLEMENTAL BENEFITS, SETTLEMENT OPTIONS, AND BENEFITS AT MATURITY

The sections entitled "Supplemental Benefits," "Settlement Options," and "Benefits at Maturity" are replaced as follows:

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of the death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount in the event of total disability prior to the insured reaching age 65 and continuing for at least six months. If the Deduction Amount Waiver Rider is added to your policy, the Monthly Deduction Amounts will be increased to include the charges for the rider.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the insured becomes totally disabled, we will credit the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN
  policy with a premium equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.

- ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the amount paid upon the death of the insured if the death results from an accident.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- If the insured is living on the maturity date, we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy. Unless the Maturity Date Extension Rider was chosen subject to its conditions.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

Under the sub-section entitled "Death Benefit Options", the following sentence is added:

If your policy was issued before December 1, 2003, Death Benefit Option D (Decreasing Option) is not available.

After the sub-section entitled "Option Change," the following sub-section is added:

DEATH BENEFIT GUARANTEE -- The death benefit guarantee will keep your policy in force, regardless of the investment performance of the Sub-Accounts, provided the following conditions are met:

- The policy is in the first 10 policy years (except in certain states where a period less than 10 years may apply); and

- On each Monthly Activity Date during the first 10 policy years the cumulative premium paid into the policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.

If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is the aggregate of:

- the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; and

- the current monthly Death Benefit Guarantee Premium shown on the policy's specifications page.

The monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the death benefit guarantee period. We will send you a schedule

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE ARTISAN showing the new monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.

While the death benefit guarantee is available, the death benefit will be the Face Amount, regardless of the selected death benefit option.

After the sub-section entitled "Unscheduled Increases and Decreases in Face Amount," the following sub-section is added:

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that allowed by our minimum rules then in effect. If you ask to decrease your Face Amount below the initial Face Amount, a Surrender Charge may be assessed, equal to:

- the Surrender Charge applicable to the current policy year; multiplied by

- the percentage described below.

The percentage used to determine the Surrender Charge will be calculated by:

- subtracting the requested Face Amount from the lowest Face Amount prior to the request; and

- dividing that difference by the lowest Face Amount prior to the request.

The Surrender Charge assessed will be deducted from your Account Value on the Monthly Activity Date effective for the decrease.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

Under the section entitled "Making Withdrawals From Your Policy," under the sub-section entitled "Withdrawals," the following paragraph is added:

Additionally, a Surrender Charge, equal to the proportion of the current Surrender Charge represented by the amount of the withdrawal to the Account Value immediately prior to such withdrawal, will be deducted from the Account Value. Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge.

LOANS
--------------------------------------------------------------------------------

Under the section entitled "Loans," the following paragraph is added:

If your policy was issued before December 1, 2003, any amounts in the Loan Account will be credited with interest at an annual rate of 4%. The amount of the Loan Account that equals a Preferred Loan will be credited with interest at a rate of 4%.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

The section entitled "Lapse and Reinstatement" is replaced with the following:

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

- The Account Value is not sufficient to cover the Monthly Deduction Amount; or

- The Indebtedness exceeds the Cash Value.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy inforce. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.

Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the Death Benefit Guarantee is available. If the Death Benefit Guarantee is available and we have not received the required premium by the end of the Grace Period, your Death Benefit Guarantee will go into effect. While the Death Benefit Guarantee is in effect, the Death Benefit of your policy will be reduced to the current Face Amount and all policy riders will be terminated.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the death benefit guarantee period, we will compare the cumulative premium payments

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE ARTISAN received, less Indebtedness and less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the death benefit guarantee period in effect.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the death benefit guarantee will be deemed to be in default as of that Monthly Activity Date and a No Lapse Guarantee Grace Period of 61 days will begin. We will mail you and any assignee written notice of the amount of premium required to continue the death benefit guarantee.

The death benefit guarantee will be removed from the policy at the end of the Grace Period if we have not received the amount of premium required to continue such guarantee.

Loss of the No Lapse Guarantee at the end of the No Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No Lapse Guarantee was what was preventing the policy from terminating.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

- The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace
  Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

- The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-07329

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE
STAG VARIABLE LIFE ARTISAN
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: OCTOBER 3, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: OCTOBER 3, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                 3
----------------------------------------------------------------------
SERVICES                                                        3
----------------------------------------------------------------------
EXPERTS                                                         3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                    3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                            5
----------------------------------------------------------------------
PERFORMANCE DATA                                                6
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                           SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004 $39,196,326;
2003: $36,950,720.77; and 2002: $42,906,757. HESCO did not retain any of these commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully below.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 70% of the premium paid up to the target premium. The maximum commission that we pay to for premium paid up to the target premium in the First Policy Year is 100%. During the first Policy Year the most common commission we pay for premium in excess of the target premium is 3%. The maximum commission that we pay for premium paid in excess of the target premium is 6.78%. In Policy Years 2 and later, the most common commission we pay is 2% of premiums paid on the target premium. The maximum is 5%.

Your Sales Representative typically receives a portion of the compensation that is payable to his or her Financial Intermediary in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.

In addition to the commissions described above in this SAI, we and/or an affiliate pay to Financial Intermediaries significant additional cash compensation ("Additional Payments") from our own assets in connection with the promotion and solicitation of application for the policies by some, but not all, Financial Intermediaries. These Additional Payments include override payments, bonuses, wholesaler fees, training and marketing allowances and general expense reimbursement allowances separate from and in addition to the ones described above in this SAI. Such payments may offset the Financial Intermediary's expenses in connection with activities that it is required to perform, such as administrative services, educating personnel and maintaining records. Such Additional Payments may give Hartford greater access to Sales Representatives of the Financial Intermediaries that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your Sales Representative may serve you better, this additional compensation also may afford Hartford a "preferred" status at the recipient Financial Intermediary and provide some other marketing benefit such as website placement, access to Sales Representative lists, extra marketing assistance, or other heightened visibility and access to the Financial Intermediary's sales force that may otherwise influence the way that the Financial Intermediary and the Sales Representative market the policies.

Subject to applicable state law and NASD rules, Hartford, HESCO and its affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software. Hartford and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their Sales Representatives and guests in connection with education, sales and promotional programs, subject to applicable state laws and NASD rules.

As of December 31, 2004, HESCO has entered into arrangements to make Additional Payments to a number of Financial Intermediaries. The major agreements are with the following nonaffiliated Financial Intermediaries: A. G. Edwards &
Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services, Inc. For the year ended December 31, 2004 Hartford, HESCO and their affiliate, Hartford Life & Annuity Insurance Company, paid approximately $10,100,000 in total Additional Payments to these Financial Intermediaries.

In addition, for the year ended December 31, 2004, Hartford, HESCO and their affiliate, Hartford Life & Annuity Insurance Company, paid $11,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).

All of the Additional Payments described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products. These Additional Payments may, in some cases, act as a financial incentive for a Financial Intermediary or your Selling Representative to recommend the purchase of one policy over another policy or to recommend this policy over other investment options. Please consult your Financial Intermediary or your Selling Representative for more information.

These Additional Payments, which may vary for different Financial
Intermediaries, will be made by HESCO, Hartford and its affiliates out of their assets and are not direct deductions from the policy values.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                            AIM V.I.                        AMERICAN
                             MID CAP       AIM V.I.          FUNDS
                           CORE EQUITY  PREMIER EQUITY  ASSET ALLOCATION
                              FUND           FUND             FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........      --           --               --
      Class IB...........      --           --               --
      Other class........     458,492        35,584         1,474,102
                           ==========      ========       ===========
    Cost:
      Class IA...........      --           --               --
      Class IB...........      --           --               --
      Other class........  $5,741,967      $705,592       $21,390,326
                           ==========      ========       ===========
    Market Value:
      Class IA...........      --           --               --
      Class IB...........      --           --               --
      Other class........  $6,010,835      $757,940       $22,730,646
  Due from Hartford Life
   and Annuity Insurance
   Company...............       9,581            44            63,987
  Receivable from fund
   shares sold...........      --           --               --
  Other assets...........      --           --                      3
                           ----------      --------       -----------
  Total Assets...........   6,020,416       757,984        22,794,636
                           ----------      --------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --               --
  Payable for fund shares
   purchased.............       9,581            44            63,987
  Other liabilities......           2       --               --
                           ----------      --------       -----------
  Total Liabilities......       9,583            44            63,987
                           ----------      --------       -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $6,010,833      $757,940       $22,730,649
                           ==========      ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            AMERICAN FUNDS                   AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL
                           AND GROWTH FUND     BOND FUND          FUND        GROWTH FUND         FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --                --              --              --              --              --
      Class IB...........       --                --              --              --              --              --
      Other class........      1,404,712        1,309,641       1,507,542        2,093,188       3,097,999      1,261,013
                             ===========      ===========     ===========     ============    ============    ===========
    Cost:
      Class IA...........       --                --              --              --              --              --
      Class IB...........       --                --              --              --              --              --
      Other class........    $13,067,598      $14,722,069     $20,816,822     $ 88,542,725    $ 95,003,070    $17,217,945
                             ===========      ===========     ===========     ============    ============    ===========
    Market Value:
      Class IA...........       --                --              --              --              --              --
      Class IB...........       --                --              --              --              --              --
      Other class........    $14,328,063      $15,034,677     $25,974,952     $106,961,907    $113,510,687    $19,911,402
  Due from Hartford Life
   and Annuity Insurance
   Company...............         34,910          149,168         --              --              --               89,415
  Receivable from fund
   shares sold...........       --                --               23,087            2,226           2,588        --
  Other assets...........       --                      5              85              303        --                    5
                             -----------      -----------     -----------     ------------    ------------    -----------
  Total Assets...........     14,362,973       15,183,850      25,998,124      106,964,436     113,513,275     20,000,822
                             -----------      -----------     -----------     ------------    ------------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --               23,087            2,226           2,588        --
  Payable for fund shares
   purchased.............         34,910          149,168         --              --              --               89,415
  Other liabilities......              4          --              --              --                    82        --
                             -----------      -----------     -----------     ------------    ------------    -----------
  Total Liabilities......         34,914          149,168          23,087            2,226           2,670         89,415
                             -----------      -----------     -----------     ------------    ------------    -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $14,328,059      $15,034,682     $25,975,037     $106,962,210    $113,510,605    $19,911,407
                             ===========      ===========     ===========     ============    ============    ===========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --
      Class IB...........       --
      Other class........       321,719
                             ==========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........    $3,804,594
                             ==========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........    $4,468,675
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........         1,074
  Other assets...........       --
                             ----------
  Total Assets...........     4,469,749
                             ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         1,075
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             ----------
  Total Liabilities......         1,075
                             ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $4,468,674
                             ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........        --                 --              --
      Class IB...........        --                 --              --
      Other class........          808,218          218,321       1,597,046
                               ===========       ==========     ===========
    Cost:
      Class IA...........        --                 --              --
      Class IB...........        --                 --              --
      Other class........      $10,138,548       $3,563,932     $35,977,744
                               ===========       ==========     ===========
    Market Value:
      Class IA...........        --                 --              --
      Class IB...........        --                 --              --
      Other class........      $13,755,872       $3,242,066     $40,517,049
  Due from Hartford Life
   and Annuity Insurance
   Company...............            6,741          --              136,247
  Receivable from fund
   shares sold...........        --                 --              --
  Other assets...........        --                       2               6
                               -----------       ----------     -----------
  Total Assets...........       13,762,613        3,242,068      40,653,302
                               -----------       ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                 --              --
  Payable for fund shares
   purchased.............            6,741          --              136,247
  Other liabilities......               13          --              --
                               -----------       ----------     -----------
  Total Liabilities......            6,754          --              136,247
                               -----------       ----------     -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........      $13,755,859       $3,242,068     $40,517,055
                               ===========       ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           FIDELITY VIP     FRANKLIN                                                         HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE   MUTUAL SHARES   HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND  SECURITIES FUND      HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------  ---------------  -----------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........      --             --               --               4,390,664        7,054,864        3,768,563
      Class IB...........      --             --               --                --                --              --
      Other class........      203,331         662,117         476,529           --                --              --
                            ==========     ===========      ==========       ============      ===========     ============
    Cost:
      Class IA...........      --             --               --            $107,855,312      $81,663,350     $173,107,020
      Class IB...........      --             --               --                --                --              --
      Other class........   $4,336,134     $ 8,744,990      $7,113,063           --                --              --
                            ==========     ===========      ==========       ============      ===========     ============
    Market Value:
      Class IA...........      --             --               --            $101,175,010      $84,255,344     $201,360,895
      Class IB...........      --             --               --                --                --              --
      Other class........   $3,562,352     $10,362,132      $7,929,440           --                --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                6,395           9,000              1,558           26,620           28,484
  Receivable from fund
   shares sold...........        5,048        --               --                --                --              --
  Other assets...........      --             --               --                --                    153               95
                            ----------     -----------      ----------       ------------      -----------     ------------
  Total Assets...........    3,567,400      10,368,527       7,938,440        101,176,568       84,282,117      201,389,474
                            ----------     -----------      ----------       ------------      -----------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        5,048        --               --                --                --              --
  Payable for fund shares
   purchased.............      --                6,395           9,000              1,558           26,620           28,484
  Other liabilities......           15               2               6                 50          --              --
                            ----------     -----------      ----------       ------------      -----------     ------------
  Total Liabilities......        5,063           6,397           9,006              1,608           26,620           28,484
                            ----------     -----------      ----------       ------------      -----------     ------------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $3,562,337     $10,362,130      $7,929,434       $101,174,960      $84,255,497     $201,360,990
                            ==========     ===========      ==========       ============      ===========     ============

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........      3,984,774
      Class IB...........       --
      Other class........       --
                             ===========
    Cost:
      Class IA...........    $74,824,596
      Class IB...........       --
      Other class........       --
                             ===========
    Market Value:
      Class IA...........    $82,985,287
      Class IB...........       --
      Other class........       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........          3,515
  Other assets...........            246
                             -----------
  Total Assets...........     82,989,048
                             -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          3,515
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             -----------
  Total Liabilities......          3,515
                             -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $82,985,533
                             ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       137,486          104,596          317,459
      Class IB...........       --               --              --
      Other class........       --               --              --
                             ==========       ==========       ==========
    Cost:
      Class IA...........    $1,618,730       $1,493,812       $1,522,582
      Class IB...........       --               --              --
      Other class........       --               --              --
                             ==========       ==========       ==========
    Market Value:
      Class IA...........    $1,722,421       $1,925,804       $1,569,176
      Class IB...........       --               --              --
      Other class........       --               --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --              --
  Receivable from fund
   shares sold...........       --                    67            2,249
  Other assets...........            13                5               10
                             ----------       ----------       ----------
  Total Assets...........     1,722,434        1,925,876        1,571,435
                             ----------       ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                    67            2,249
  Payable for fund shares
   purchased.............       --               --              --
  Other liabilities......       --               --              --
                             ----------       ----------       ----------
  Total Liabilities......       --                    67            2,249
                             ----------       ----------       ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,722,434       $1,925,809       $1,569,186
                             ==========       ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                        HARTFORD       HARTFORD
                                HARTFORD             HARTFORD           HARTFORD      INTERNATIONAL  INTERNATIONAL   HARTFORD
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX       SMALL COMPANY  OPPORTUNITIES    MIDCAP
                                HLS FUND             HLS FUND           HLS FUND        HLS FUND       HLS FUND      HLS FUND
                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  --------------------  ---------------  -------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       1,348,834              214,948           2,095,397        330,676       2,088,694     2,798,022
      Class IB...........        --                  --                   --              --              --            --
      Other class........        --                  --                   --              --              --            --
                              ===========           ==========         ===========     ==========     ===========   ===========
    Cost:
      Class IA...........     $15,978,118           $5,052,141         $68,235,714     $4,333,230     $26,708,469   $59,631,833
      Class IB...........        --                  --                   --              --              --            --
      Other class........        --                  --                   --              --              --            --
                              ===========           ==========         ===========     ==========     ===========   ===========
    Market Value:
      Class IA...........     $16,208,082           $5,938,165         $67,403,053     $4,801,135     $24,765,349   $80,060,052
      Class IB...........        --                  --                   --              --              --            --
      Other class........        --                  --                   --              --              --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           3,031                3,270             294,975          2,381          24,531       --
  Receivable from fund
   shares sold...........        --                  --                   --              --              --              6,505
  Other assets...........        --                  --                         32        --              --            --
                              -----------           ----------         -----------     ----------     -----------   -----------
  Total Assets...........      16,211,113            5,941,435          67,698,060      4,803,516      24,789,880    80,066,557
                              -----------           ----------         -----------     ----------     -----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                   --              --              --              6,505
  Payable for fund shares
   purchased.............           3,031                3,270             294,975          2,382          24,531       --
  Other liabilities......              18            --                   --              --                   58            17
                              -----------           ----------         -----------     ----------     -----------   -----------
  Total Liabilities......           3,049                3,270             294,975          2,382          24,589         6,522
                              -----------           ----------         -----------     ----------     -----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $16,208,064           $5,938,165         $67,403,085     $4,801,134     $24,765,291   $80,060,035
                              ===========           ==========         ===========     ==========     ===========   ===========


                             HARTFORD
                           MIDCAP VALUE
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........      973,911
      Class IB...........      --
      Other class........      --
                           ===========
    Cost:
      Class IA...........  $12,037,812
      Class IB...........      --
      Other class........      --
                           ===========
    Market Value:
      Class IA...........  $13,786,070
      Class IB...........      --
      Other class........      --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       27,777
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                           -----------
  Total Assets...........   13,813,847
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............       27,776
  Other liabilities......      --
                           -----------
  Total Liabilities......       27,776
                           -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $13,786,071
                           ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             HARTFORD         HARTFORD          HARTFORD
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY
                             HLS FUND         HLS FUND          HLS FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........   84,788,624         1,148,008         2,505,132
      Class IB...........      --              --                  --
      Other class........      --              --                  --
                           ===========       ===========       ===========
    Cost:
      Class IA...........  $84,788,624       $13,380,342       $36,744,164
      Class IB...........      --              --                  --
      Other class........      --              --                  --
                           ===========       ===========       ===========
    Market Value:
      Class IA...........  $84,788,624       $13,439,864       $40,710,725
      Class IB...........      --              --                  --
      Other class........      --              --                  --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                    629           --
  Receivable from fund
   shares sold...........      459,757         --                    4,244
  Other assets...........          611                26               153
                           -----------       -----------       -----------
  Total Assets...........   85,248,992        13,440,519        40,715,122
                           -----------       -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      459,757         --                    4,244
  Payable for fund shares
   purchased.............      --                    629           --
  Other liabilities......      --              --                  --
                           -----------       -----------       -----------
  Total Liabilities......      459,757               629             4,244
                           -----------       -----------       -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $84,789,235       $13,439,890       $40,710,878
                           ===========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                HARTFORD          MFS NEW                       PUTNAM VT          PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES   DISCOVERY     MFS TOTAL    DIVERSIFIED INCOME    GLOBAL ASSET
                              HLS FUND          HLS FUND          SERIES     RETURN SERIES         FUND            ALLOCATION
                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      FUND SUB-ACCOUNT
                           --------------  -------------------  -----------  -------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........      2,194,854          412,690           --           --                195,543             83,695
      Class IB...........       --               --                 --           --               --                 --
      Other class........       --               --                101,754       377,637          --                 --
                            ============       ==========       ==========    ==========        ==========         ==========
    Cost:
      Class IA...........   $127,289,684       $6,484,161           --           --             $1,891,726         $1,527,501
      Class IB...........       --               --                 --           --               --                 --
      Other class........       --               --             $1,392,611    $7,382,159          --                 --
                            ============       ==========       ==========    ==========        ==========         ==========
    Market Value:
      Class IA...........   $100,357,766       $7,496,219           --           --             $1,812,683         $1,190,136
      Class IB...........       --               --                 --           --               --                 --
      Other class........       --               --             $1,513,076    $8,092,750          --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          1,750              122            1,782        65,001          --                 --
  Receivable from fund
   shares sold...........       --               --                 --           --                    556           --
  Other assets...........             54         --                 --           --               --                 --
                            ------------       ----------       ----------    ----------        ----------         ----------
  Total Assets...........    100,359,570        7,496,341        1,514,858     8,157,751         1,813,239          1,190,136
                            ------------       ----------       ----------    ----------        ----------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                 --           --                    555           --
  Payable for fund shares
   purchased.............          1,750              123            1,782        65,001          --                 --
  Other liabilities......       --               --                 --                 2          --                 --
                            ------------       ----------       ----------    ----------        ----------         ----------
  Total Liabilities......          1,750              123            1,782        65,003               555           --
                            ------------       ----------       ----------    ----------        ----------         ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $100,357,820       $7,496,218       $1,513,076    $8,092,748        $1,812,684         $1,190,136
                            ============       ==========       ==========    ==========        ==========         ==========

                             PUTNAM VT
                           GLOBAL EQUITY
                               FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       792,710
      Class IB...........        17,929
      Other class........       --
                            ===========
    Cost:
      Class IA...........   $16,395,991
      Class IB...........       159,788
      Other class........       --
                            ===========
    Market Value:
      Class IA...........   $ 8,180,763
      Class IB...........       183,590
      Other class........       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........            85
  Other assets...........             3
                            -----------
  Total Assets...........     8,364,441
                            -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            85
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            -----------
  Total Liabilities......            85
                            -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 8,364,356
                            ===========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                            PUTNAM VT      PUTNAM VT       PUTNAM VT
                           GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND       FUND            FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........    1,055,113       341,567        1,749,294
      Class IB...........       19,364       --               290,262
      Other class........      --            --               --
                           ===========    ==========      ===========
    Cost:
      Class IA...........  $27,875,917    $3,975,235      $15,155,337
      Class IB...........      437,404       --             2,246,086
      Other class........      --            --               --
                           ===========    ==========      ===========
    Market Value:
      Class IA...........  $27,000,350    $4,030,491      $14,169,280
      Class IB...........      492,632       --             2,336,610
      Other class........      --            --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        4,893       --               --
  Receivable from fund
   shares sold...........      --              2,746            1,322
  Other assets...........           10       --               --
                           -----------    ----------      -----------
  Total Assets...........   27,497,885     4,033,237       16,507,212
                           -----------    ----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              2,745            1,322
  Payable for fund shares
   purchased.............        4,893       --               --
  Other liabilities......      --            --                    23
                           -----------    ----------      -----------
  Total Liabilities......        4,893         2,745            1,345
                           -----------    ----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $27,492,992    $4,030,492      $16,505,867
                           ===========    ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                            PUTNAM VT                       PUTNAM VT
                                          INTERNATIONAL    PUTNAM VT      INTERNATIONAL                     PUTNAM VT
                             PUTNAM VT     GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                            INCOME FUND    INCOME FUND    EQUITY FUND         FUND         INVESTORS FUND      FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -----------------  --------------  ------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       917,809        166,963      1,693,065         119,004           336,645      1,116,967
      Class IB...........        75,859        --             150,230        --                 --             --
      Other class........       --             --             --             --                 --             --
                            ===========     ==========    ===========      ==========        ==========     ==========
    Cost:
      Class IA...........   $11,674,074     $2,441,476    $26,126,926      $2,636,472        $4,407,324     $1,116,967
      Class IB...........       970,425        --           1,906,787        --                 --             --
      Other class........       --             --             --             --                 --             --
                            ===========     ==========    ===========      ==========        ==========     ==========
    Market Value:
      Class IA...........   $11,894,808     $2,265,682    $25,057,366      $1,491,120        $3,379,918     $1,116,967
      Class IB...........       977,067        --           2,209,881        --                 --             --
      Other class........       --             --             --             --                 --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         3,510        --             --             --                 --             --
  Receivable from fund
   shares sold...........       --                 580         18,854           3,701             4,439             57
  Other assets...........             3        --             --             --                 --                  42
                            -----------     ----------    -----------      ----------        ----------     ----------
  Total Assets...........    12,875,388      2,266,262     27,286,101       1,494,821         3,384,357      1,117,066
                            -----------     ----------    -----------      ----------        ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 579         18,854           3,701             4,440             57
  Payable for fund shares
   purchased.............         3,510        --             --             --                 --             --
  Other liabilities......       --             --                  14        --                 --             --
                            -----------     ----------    -----------      ----------        ----------     ----------
  Total Liabilities......         3,510            579         18,868           3,701             4,440             57
                            -----------     ----------    -----------      ----------        ----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $12,871,878     $2,265,683    $27,267,233      $1,491,120        $3,379,917     $1,117,009
                            ===========     ==========    ===========      ==========        ==========     ==========


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........         944,729
      Class IB...........          31,116
      Other class........        --
                              ===========
    Cost:
      Class IA...........     $29,569,128
      Class IB...........         462,971
      Other class........        --
                              ===========
    Market Value:
      Class IA...........     $16,107,623
      Class IB...........         522,745
      Other class........        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........          15,493
  Other assets...........        --
                              -----------
  Total Assets...........      16,645,861
                              -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          15,493
  Payable for fund shares
   purchased.............        --
  Other liabilities......               3
                              -----------
  Total Liabilities......          15,496
                              -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $16,630,365
                              ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       297,637          276,091
      Class IB...........       --              --
      Other class........       --              --
                             ==========       ==========
    Cost:
      Class IA...........    $3,731,712       $6,164,170
      Class IB...........       --              --
      Other class........       --              --
                             ==========       ==========
    Market Value:
      Class IA...........    $4,890,174       $1,673,112
      Class IB...........       --              --
      Other class........       --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Receivable from fund
   shares sold...........           498            4,005
  Other assets...........             3         --
                             ----------       ----------
  Total Assets...........     4,890,675        1,677,117
                             ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           498            4,006
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --              --
                             ----------       ----------
  Total Liabilities......           498            4,006
                             ----------       ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $4,890,177       $1,673,111
                             ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            PUTNAM VT                                                  PUTNAM VT
                           THE GEORGE      PUTNAM VT                                    CAPITAL       PUTNAM VT
                           PUTNAM FUND  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT    OPPORTUNITIES  EQUITY INCOME
                            OF BOSTON   AND INCOME FUND   VISTA FUND   VOYAGER FUND      FUND           FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------  -----------  ------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........     347,944         167,386        166,574     1,207,927       --             --
      Class IB...........      --            --               --            38,348       66,962         202,846
      Other class........      --            --               --           --            --             --
                           ==========      ==========     ==========   ===========     ========      ==========
    Cost:
      Class IA...........  $3,660,309      $2,798,566     $3,506,108   $56,306,434       --             --
      Class IB...........      --            --               --           966,138     $875,248      $2,492,357
      Other class........      --            --               --           --            --             --
                           ==========      ==========     ==========   ===========     ========      ==========
    Market Value:
      Class IA...........  $4,039,630      $2,274,779     $2,095,501   $33,060,950       --             --
      Class IB...........      --            --               --         1,043,051     $964,247      $2,736,390
      Other class........      --            --               --           --            --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --               --           --             1,873              82
  Receivable from fund
   shares sold...........         257        --               --             7,655       --             --
  Other assets...........      --            --                    2       --            --             --
                           ----------      ----------     ----------   -----------     --------      ----------
  Total Assets...........   4,039,887       2,274,779      2,095,503    34,111,656      966,120       2,736,472
                           ----------      ----------     ----------   -----------     --------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         258        --               --             7,655       --             --
  Payable for fund shares
   purchased.............      --            --               --           --             1,873              82
  Other liabilities......      --            --               --           --            --             --
                           ----------      ----------     ----------   -----------     --------      ----------
  Total Liabilities......         258        --               --             7,655        1,873              82
                           ----------      ----------     ----------   -----------     --------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $4,039,629      $2,274,779     $2,095,503   $34,104,001     $964,247      $2,736,390
                           ==========      ==========     ==========   ===========     ========      ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE#      LIABILITY
                                     ------------  ----------  --------------
AIM V.I. Mid Cap Core Equity Fund
 -- Class I........................      463,562   $12.966631  $    6,010,833
AIM V.I. Premier Equity Fund --
 Class I...........................       63,612    11.914989         757,940
American Funds Asset Allocation
 Fund -- Class 2...................    1,897,005    11.982388      22,730,649
American Funds Blue Chip Income and
 Growth Fund -- Class 2............    1,125,655    12.728640      14,328,059
American Funds Bond Fund -- Class
 2.................................    1,378,007    10.910455      15,034,682
American Funds Global Growth Fund
 -- Class 2........................   23,858,545     1.088710      25,975,037
American Funds Growth Fund -- Class
 2.................................  116,139,936     0.920977     106,962,210
American Funds Growth-Income Fund
 -- Class 2........................   94,818,470     1.197136     113,510,605
American Funds International Fund
 -- Class 2........................    1,329,103    14.981085      19,911,407
American Funds New World Fund --
 Class 2...........................      302,753    14.760130       4,468,674
American Funds Global Small
 Capitalization Fund -- Class 2....   10,521,812     1.307366      13,755,859
Fidelity VIP Asset Manager
 Portfolio -- Class INIT...........    1,592,399     2.035964       3,242,068
Fidelity VIP Equity-Income
 Portfolio.........................   15,634,379     2.591536      40,517,055
Fidelity VIP Overseas Portfolio --
 Class INIT........................    1,972,121     1.806348       3,562,337
Franklin Small Cap Value Securities
 Fund -- Class 2...................      688,007    15.061082      10,362,130
Mutual Shares Securities Fund --
 Class 2...........................      618,909    12.811952       7,929,434
Hartford Advisers HLS Fund -- Class
 IA................................   37,581,626     2.692139     101,174,960
Hartford Bond HLS Fund -- Class
 IA................................   38,295,847     2.200121      84,255,497
Hartford Capital Appreciation HLS
 Fund -- Class IA..................   41,301,396     4.875404     201,360,990
Hartford Dividend and Growth HLS
 Fund -- Class IA..................   26,014,070     3.190025      82,985,533
Hartford Global Advisers HLS Fund
 -- Class IA.......................    1,263,492     1.363233       1,722,434
Hartford Global Leaders HLS Fund --
 Class IA..........................    1,745,296     1.103429       1,925,809
Hartford Global Technology HLS Fund
 -- Class IA.......................    2,117,674     0.740995       1,569,186
Hartford Disciplined Equity HLS
 Fund -- Class IA..................   12,656,983     1.280563      16,208,064
Hartford Growth Opportunities HLS
 Fund -- Class IA..................      419,784    14.145761       5,938,165
Hartford Index HLS Fund -- Class
 IA................................   21,603,151     3.120058      67,403,085
Hartford International Small
 Company HLS Fund -- Class IA......      318,147    15.090922       4,801,134
Hartford International
 Opportunities HLS Fund -- Class
 IA................................   11,993,545     2.064885      24,765,291
Hartford MidCap HLS Fund -- Class
 IA................................   28,747,521     2.784937      80,060,035
Hartford MidCap Value HLS Fund --
 Class IA..........................      940,825    14.653166      13,786,071
Hartford Money Market HLS Fund --
 Class IA..........................   54,505,878     1.555598      84,789,235
Hartford Mortgage Securities HLS
 Fund -- Class IA..................    6,732,235     1.996349      13,439,890
Hartford Small Company HLS Fund --
 Class IA..........................   25,291,538     1.609664      40,710,878
Hartford Stock HLS Fund -- Class
 IA................................   32,792,762     3.060365     100,357,820
Hartford Value Opportunities HLS
 Fund -- Class IA..................      512,082    14.638700       7,496,218
MFS New Discovery Series -- Class
 INIT..............................      117,220    12.907985       1,513,076
MFS Total Return Series -- Class
 INIT..............................      674,623    11.995951       8,092,748
Putnam VT Diversified Income Fund
 -- Class IA.......................       95,856    18.910417       1,812,684
Putnam VT Global Asset Allocation
 Fund -- Class IA..................       50,259    23.680233       1,190,136
Putnam VT Global Equity Fund --
 Class IA..........................      369,863    22.118357       8,180,766
Putnam VT Global Equity Fund --
 Class IB..........................       13,936    13.174300         183,590
Putnam VT Growth and Income Fund --
 Class IA..........................      889,034    30.370460      27,000,360
Putnam VT Growth and Income Fund --
 Class IB..........................       39,019    12.625543         492,632
Putnam VT Health Sciences Fund --
 Class IA..........................      327,666    12.300632       4,030,492
Putnam VT High Yield Fund -- Class
 IA................................      644,866    21.972422      14,169,259
Putnam VT High Yield Fund -- Class
 IB................................      193,274    12.089639       2,336,608
Putnam VT Income Fund -- Class
 IA................................      600,080    19.822044      11,894,811
Putnam VT Income Fund -- Class
 IB................................       93,996    10.394738         977,067

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE#      LIABILITY
                                     ------------  ----------  --------------
Putnam VT International Growth and
 Income Fund -- Class IA...........      159,786   $14.179491  $    2,265,683
Putnam VT International Equity Fund
 -- Class IA.......................    1,791,572    13.986237      25,057,353
Putnam VT International Equity Fund
 -- Class IB.......................      160,587    13.761280       2,209,880
Putnam VT International New
 Opportunities Fund -- Class IA....      130,575    11.419666       1,491,120
Putnam VT Investors Fund -- Class
 IA................................      344,035     9.824339       3,379,917
Putnam VT Money Market Fund --
 Class IA..........................      722,648     1.545717       1,117,009
Putnam VT New Opportunities Fund --
 Class IA..........................      790,222    20.383662      16,107,620
Putnam VT New Opportunities Fund --
 Class IB..........................       41,135    12.708018         522,745
Putnam VT New Value Fund -- Class
 IA................................      278,412    17.564560       4,890,177
Putnam VT OTC & Emerging Growth
 Fund -- Class IA..................      255,513     6.548058       1,673,111
Putnam VT The George Putnam Fund of
 Boston -- Class IA................      296,952    13.603625       4,039,629
Putnam VT Utilities Growth and
 Income Fund -- Class IA...........       99,564    22.847531       2,274,779
Putnam VT Vista Fund -- Class IA...      182,834    11.461246       2,095,503
Putnam VT Voyager Fund -- Class
 IA................................    1,147,913    28.800926      33,060,950
Putnam VT Voyager Fund -- Class
 IB................................       88,558    11.778147       1,043,051
Putnam VT Capital Opportunities
 Fund -- Class IB..................       67,863    14.208783         964,247
Putnam VT Equity Income Fund --
 Class IB..........................      215,316    12.708724       2,736,390
                                                               --------------
GRAND TOTAL........................                            $1,530,612,667
                                                               ==============

  #  Rounded unit prices

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.                        AMERICAN
                             MID CAP       AIM V.I.          FUNDS
                           CORE EQUITY  PREMIER EQUITY  ASSET ALLOCATION
                              FUND           FUND             FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  8,202       $ 3,451         $  386,038
                            --------       -------         ----------
CAPITAL GAINS INCOME.....    242,076        --               --
                            --------       -------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........     (3,447)        1,258               (953)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    226,616        39,094          1,043,738
                            --------       -------         ----------
    Net gain (loss) on
     investments.........    223,169        40,352          1,042,785
                            --------       -------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $473,447       $43,803         $1,428,823
                            ========       =======         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            AMERICAN FUNDS                   AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL
                           AND GROWTH FUND     BOND FUND          FUND        GROWTH FUND         FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $   58,172        $226,294       $   86,162     $   165,113      $  911,214      $  213,360
                              ----------        --------       ----------     -----------      ----------      ----------
CAPITAL GAINS INCOME.....       --               --               --              --              --              --
                              ----------        --------       ----------     -----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........            160            (156)          (1,288)         (1,433)           (597)            (11)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,004,544         243,760        2,795,158      10,813,367       8,937,654       2,242,399
                              ----------        --------       ----------     -----------      ----------      ----------
    Net gain (loss) on
     investments.........      1,004,704         243,604        2,793,870      10,811,934       8,937,057       2,242,388
                              ----------        --------       ----------     -----------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,062,876        $469,898       $2,880,032     $10,977,047      $9,848,271      $2,455,748
                              ==========        ========       ==========     ===========      ==========      ==========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 51,480
                              --------
CAPITAL GAINS INCOME.....      --
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........         (814)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      533,077
                              --------
    Net gain (loss) on
     investments.........      532,263
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $583,743
                              ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $ --               $107,349      $  510,110
                               ----------         --------      ----------
CAPITAL GAINS INCOME.....        --                 --             121,860
                               ----------         --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........           3,836           30,410           5,297
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,110,774           46,146       3,395,295
                               ----------         --------      ----------
    Net gain (loss) on
     investments.........       2,114,610           76,556       3,400,592
                               ----------         --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $2,114,610         $183,905      $4,032,562
                               ==========         ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           FIDELITY VIP     FRANKLIN                                                         HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE   MUTUAL SHARES   HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND  SECURITIES FUND      HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------  ---------------  -----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  52,313      $    9,028        $ 38,177         $2,029,725       $ 3,646,688     $   614,999
                            ---------      ----------        --------         ----------       -----------     -----------
CAPITAL GAINS INCOME.....      --             --              --                --               2,010,616        --
                            ---------      ----------        --------         ----------       -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........    (415,514)         (2,315)            (53)            (8,318)           27,174        (265,094)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     847,791       1,418,587         664,052          1,573,736        (2,076,005)     30,948,641
                            ---------      ----------        --------         ----------       -----------     -----------
    Net gain (loss) on
     investments.........     432,277       1,416,272         663,999          1,565,418        (2,048,831)     30,683,547
                            ---------      ----------        --------         ----------       -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 484,590      $1,425,300        $702,176         $3,595,143       $ 3,608,473     $31,298,546
                            =========      ==========        ========         ==========       ===========     ===========

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $1,047,365
                             ----------
CAPITAL GAINS INCOME.....       --
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........        16,082
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,879,649
                             ----------
    Net gain (loss) on
     investments.........     7,895,731
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $8,943,096
                             ==========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $    328         $  9,861         $--
                              --------         --------         --------
CAPITAL GAINS INCOME.....      --               --               --
                              --------         --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........       88,266           81,422           32,667
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      135,247          248,563          (16,517)
                              --------         --------         --------
    Net gain (loss) on
     investments.........      223,513          329,985           16,150
                              --------         --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $223,841         $339,846         $ 16,150
                              ========         ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                    HARTFORD       HARTFORD
                                HARTFORD             HARTFORD         HARTFORD    INTERNATIONAL  INTERNATIONAL    HARTFORD
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES     INDEX     SMALL COMPANY  OPPORTUNITIES     MIDCAP
                                HLS FUND             HLS FUND         HLS FUND      HLS FUND       HLS FUND       HLS FUND
                              SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  --------------------  -----------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............      $  168,433            $--             $  809,901     $ --          $  159,630    $   192,951
                               ----------            --------        ----------     --------      ----------    -----------
CAPITAL GAINS INCOME.....        --                  --                 218,097       39,374         --             --
                               ----------            --------        ----------     --------      ----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........           2,274              (7,799)          246,879       (6,192)            407        (67,710)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,071,144             694,821         5,157,802      468,023       3,532,810     11,037,699
                               ----------            --------        ----------     --------      ----------    -----------
    Net gain (loss) on
     investments.........       1,073,418             687,022         5,404,681      461,831       3,533,217     10,969,989
                               ----------            --------        ----------     --------      ----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,241,851            $687,022        $6,432,679     $501,205      $3,692,847    $11,162,940
                               ==========            ========        ==========     ========      ==========    ===========


                             HARTFORD
                           MIDCAP VALUE
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $    9,368
                            ----------
CAPITAL GAINS INCOME.....      108,978
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........        8,235
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,509,439
                            ----------
    Net gain (loss) on
     investments.........    1,517,674
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,636,020
                            ==========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD         HARTFORD          HARTFORD
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY
                             HLS FUND         HLS FUND          HLS FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------
INVESTMENT INCOME:
  Dividends..............    $832,798         $575,381         $  --
                             --------         --------         ----------
CAPITAL GAINS INCOME.....      --               21,195            --
                             --------         --------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........      --               (4,299)           (85,266)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --              (92,930)         4,404,696
                             --------         --------         ----------
    Net gain (loss) on
     investments.........      --              (97,229)         4,319,430
                             --------         --------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $832,798         $499,347         $4,319,430
                             ========         ========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                                                 PUTNAM VT
                                                HARTFORD          MFS NEW                       PUTNAM VT       GLOBAL ASSET
                           HARTFORD STOCK  VALUE OPPORTUNITIES   DISCOVERY     MFS TOTAL    DIVERSIFIED INCOME   ALLOCATION
                              HLS FUND          HLS FUND          SERIES     RETURN SERIES         FUND             FUND
                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------------  -----------  -------------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............    $1,064,372         $ 11,352         $ --          $ 65,130          $188,655        $  45,169
                             ----------         --------         --------      --------          --------        ---------
CAPITAL GAINS INCOME.....       --              --                 --            --              --                 --
                             ----------         --------         --------      --------          --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........       (40,522)             673             (616)         (421)           38,837         (153,604)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,925,469          922,103          105,485       583,978           (47,911)         219,779
                             ----------         --------         --------      --------          --------        ---------
    Net gain (loss) on
     investments.........     2,884,947          922,776          104,869       583,557            (9,074)          66,175
                             ----------         --------         --------      --------          --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,949,319         $934,128         $104,869      $648,687          $179,581        $ 111,344
                             ==========         ========         ========      ========          ========        =========


                             PUTNAM VT
                           GLOBAL EQUITY
                               FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $  185,217
                            ----------
CAPITAL GAINS INCOME.....      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........     (117,400)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,011,460
                            ----------
    Net gain (loss) on
     investments.........      894,060
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,079,277
                            ==========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            PUTNAM VT      PUTNAM VT      PUTNAM VT
                           GROWTH AND   HEALTH SCIENCES  HIGH YIELD
                           INCOME FUND       FUND           FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............  $  472,939      $  18,001     $1,132,003
                           ----------      ---------     ----------
CAPITAL GAINS INCOME.....      --            --              --
                           ----------      ---------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........     (25,970)      (301,549)        42,650
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   2,391,507        586,071        386,040
                           ----------      ---------     ----------
    Net gain (loss) on
     investments.........   2,365,537        284,522        428,690
                           ----------      ---------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $2,838,476      $ 302,523     $1,560,693
                           ==========      =========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                          PUTNAM VT                       PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT      INTERNATIONAL                     PUTNAM VT
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                           INCOME FUND   INCOME FUND    EQUITY FUND         FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------  -----------------  --------------  ------------
INVESTMENT INCOME:
  Dividends..............   $520,161       $ 32,997     $  410,973        $  20,806        $   25,361      $13,996
                            --------       --------     ----------        ---------        ----------      -------
CAPITAL GAINS INCOME.....     --            --             --              --                 --            --
                            --------       --------     ----------        ---------        ----------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........    (38,492)       (54,889)       599,926         (423,514)         (766,109)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     62,118        449,702      2,852,865          592,274         1,172,135       --
                            --------       --------     ----------        ---------        ----------      -------
    Net gain (loss) on
     investments.........     23,626        394,813      3,452,791          168,760           406,026       --
                            --------       --------     ----------        ---------        ----------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $543,787       $427,810     $3,863,764        $ 189,566        $  431,387      $13,996
                            ========       ========     ==========        =========        ==========      =======


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $ --
                              ----------
CAPITAL GAINS INCOME.....       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........        (65,395)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,785,489
                              ----------
    Net gain (loss) on
     investments.........      1,720,094
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,720,094
                              ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 53,413        $  --
                              --------        -----------
CAPITAL GAINS INCOME.....      --                --
                              --------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........       70,038         (1,841,269)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      582,527          1,986,941
                              --------        -----------
    Net gain (loss) on
     investments.........      652,565            145,672
                              --------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $705,978        $   145,672
                              ========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            PUTNAM VT                                                    PUTNAM VT
                           THE GEORGE      PUTNAM VT                                      CAPITAL       PUTNAM VT
                           PUTNAM FUND  UTILITIES GROWTH    PUTNAM VT     PUTNAM VT    OPPORTUNITIES  EQUITY INCOME
                            OF BOSTON   AND INCOME FUND    VISTA FUND    VOYAGER FUND      FUND           FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------  -------------  ------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $100,315       $  60,119       $   --         $  158,327     $  1,924       $    716
                            --------       ---------       -----------    ----------     --------       --------
CAPITAL GAINS INCOME.....     --             --                --            --            32,181         --
                            --------       ---------       -----------    ----------     --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........     58,770        (281,526)       (1,100,108)     (699,887)         470           (171)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    191,031         672,610         1,480,880     2,288,310       76,988        203,472
                            --------       ---------       -----------    ----------     --------       --------
    Net gain (loss) on
     investments.........    249,801         391,084           380,772     1,588,423       77,458        203,301
                            --------       ---------       -----------    ----------     --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $350,116       $ 451,203       $   380,772    $1,746,750     $111,563       $204,017
                            ========       =========       ===========    ==========     ========       ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.                        AMERICAN
                             MID CAP       AIM V.I.          FUNDS
                           CORE EQUITY  PREMIER EQUITY  ASSET ALLOCATION
                              FUND           FUND             FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  --------------  ----------------
OPERATIONS:
  Net investment
   income................  $    8,202     $   3,451       $   386,038
  Capital gains income...     242,076       --               --
  Net realized gain
   (loss) on security
   transactions..........      (3,447)        1,258              (953)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     226,616        39,094         1,043,738
                           ----------     ---------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     473,447        43,803         1,428,823
                           ----------     ---------       -----------
UNIT TRANSACTIONS:
  Purchases..............     912,374       228,995         5,148,254
  Net transfers..........   4,066,883       377,121        11,347,599
  Surrenders for benefit
   payments and fees.....      (3,850)       (2,599)         (119,601)
  Net loan activity......     (18,195)        3,566           (23,331)
  Cost of insurance......    (426,042)     (104,208)       (1,675,892)
                           ----------     ---------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   4,531,170       502,875        14,677,029
                           ----------     ---------       -----------
  Net increase (decrease)
   in net assets.........   5,004,617       546,678        16,105,852
NET ASSETS:
  Beginning of year......   1,006,216       211,262         6,624,797
                           ----------     ---------       -----------
  End of year............  $6,010,833     $ 757,940       $22,730,649
                           ==========     =========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            AMERICAN FUNDS                                                       AMERICAN FUNDS  AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL
                           AND GROWTH FUND     BOND FUND     GLOBAL GROWTH FUND   GROWTH FUND         FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  ------------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................    $    58,172      $   226,294       $    86,162       $    165,113    $    911,214    $   213,360
  Capital gains income...       --                --               --                 --              --              --
  Net realized gain
   (loss) on security
   transactions..........            160             (156)           (1,288)            (1,433)           (597)           (11)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,004,544          243,760         2,795,158         10,813,367       8,937,654      2,242,399
                             -----------      -----------       -----------       ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,062,876          469,898         2,880,032         10,977,047       9,848,271      2,455,748
                             -----------      -----------       -----------       ------------    ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............      3,284,180        2,858,447         4,856,878         20,342,134      22,047,770      3,103,757
  Net transfers..........      7,625,544        9,561,187         6,271,695         24,434,074      20,558,294     10,615,731
  Surrenders for benefit
   payments and fees.....       (177,560)         (13,722)         (420,059)        (1,536,029)     (1,755,931)      (182,874)
  Net loan activity......        (35,425)         (20,745)          (50,126)          (934,585)       (766,611)        (9,651)
  Cost of insurance......     (1,109,660)        (915,674)       (2,317,514)       (10,184,207)    (10,798,262)    (1,250,430)
                             -----------      -----------       -----------       ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      9,587,079       11,469,493         8,340,874         32,121,387      29,285,260     12,276,533
                             -----------      -----------       -----------       ------------    ------------    -----------
  Net increase (decrease)
   in net assets.........     10,649,955       11,939,391        11,220,906         43,098,434      39,133,531     14,732,281
NET ASSETS:
  Beginning of year......      3,678,104        3,095,291        14,754,131         63,863,776      74,377,074      5,179,126
                             -----------      -----------       -----------       ------------    ------------    -----------
  End of year............    $14,328,059      $15,034,682       $25,975,037       $106,962,210    $113,510,605    $19,911,407
                             ===========      ===========       ===========       ============    ============    ===========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................    $   51,480
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          (814)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       533,077
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       583,743
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       713,516
  Net transfers..........     1,994,010
  Surrenders for benefit
   payments and fees.....       (19,207)
  Net loan activity......       (17,166)
  Cost of insurance......      (309,189)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,361,964
                             ----------
  Net increase (decrease)
   in net assets.........     2,945,707
NET ASSETS:
  Beginning of year......     1,522,967
                             ----------
  End of year............    $4,468,674
                             ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  -------------
OPERATIONS:
  Net investment
   income................      $ --              $   107,349    $   510,110
  Capital gains income...        --                  --             121,860
  Net realized gain
   (loss) on security
   transactions..........            3,836            30,410          5,297
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,110,774            46,146      3,395,295
                               -----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        2,114,610           183,905      4,032,562
                               -----------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        2,250,334             1,052      5,981,700
  Net transfers..........        3,392,533          (562,803)     3,365,090
  Surrenders for benefit
   payments and fees.....         (110,624)         (120,624)    (1,315,195)
  Net loan activity......         (134,194)          (47,833)      (342,839)
  Cost of insurance......       (1,182,994)         (367,521)    (3,713,276)
                               -----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        4,215,055        (1,097,729)     3,975,480
                               -----------       -----------    -----------
  Net increase (decrease)
   in net assets.........        6,329,665          (913,824)     8,008,042
NET ASSETS:
  Beginning of year......        7,426,194         4,155,892     32,509,013
                               -----------       -----------    -----------
  End of year............      $13,755,859       $ 3,242,068    $40,517,055
                               ===========       ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           FIDELITY VIP     FRANKLIN
                             OVERSEAS    SMALL CAP VALUE   MUTUAL SHARES   HARTFORD ADVISERS  HARTFORD BOND    HARTFORD CAPITAL
                            PORTFOLIO    SECURITIES FUND  SECURITIES FUND      HLS FUND         HLS FUND     APPRECIATION HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ---------------  ---------------  -----------------  -------------  ---------------------
OPERATIONS:
  Net investment
   income................  $    52,313     $     9,028      $   38,177       $  2,029,725      $ 3,646,688       $    614,999
  Capital gains income...      --             --               --                --              2,010,616          --
  Net realized gain
   (loss) on security
   transactions..........     (415,514)         (2,315)            (53)            (8,318)          27,174           (265,094)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      847,791       1,418,587         664,052          1,573,736       (2,076,005)        30,948,641
                           -----------     -----------      ----------       ------------      -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      484,590       1,425,300         702,176          3,595,143        3,608,473         31,298,546
                           -----------     -----------      ----------       ------------      -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............       12,015       1,583,207       1,361,818         19,148,666       15,269,982         30,007,139
  Net transfers..........     (616,241)      6,382,979       4,409,457          4,500,049        4,126,580         18,531,112
  Surrenders for benefit
   payments and fees.....     (656,617)       (179,625)       (118,908)        (3,444,085)      (2,737,105)        (8,477,998)
  Net loan activity......     (118,898)        (50,785)        (21,730)        (2,223,669)        (940,880)        (3,187,917)
  Cost of insurance......     (237,934)       (667,191)       (598,554)       (12,037,919)      (9,171,917)       (18,898,003)
                           -----------     -----------      ----------       ------------      -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,617,675)      7,068,585       5,032,083          5,943,042        6,546,660         17,974,333
                           -----------     -----------      ----------       ------------      -----------       ------------
  Net increase (decrease)
   in net assets.........   (1,133,085)      8,493,885       5,734,259          9,538,185       10,155,133         49,272,879
NET ASSETS:
  Beginning of year......    4,695,422       1,868,245       2,195,175         91,636,775       74,100,364        152,088,111
                           -----------     -----------      ----------       ------------      -----------       ------------
  End of year............  $ 3,562,337     $10,362,130      $7,929,434       $101,174,960      $84,255,497       $201,360,990
                           ===========     ===========      ==========       ============      ===========       ============

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $ 1,047,365
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         16,082
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,879,649
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,943,096
                             -----------
UNIT TRANSACTIONS:
  Purchases..............     13,200,495
  Net transfers..........      5,175,595
  Surrenders for benefit
   payments and fees.....     (3,231,388)
  Net loan activity......     (1,303,554)
  Cost of insurance......     (7,714,188)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,126,960
                             -----------
  Net increase (decrease)
   in net assets.........     15,070,056
NET ASSETS:
  Beginning of year......     67,915,477
                             -----------
  End of year............    $82,985,533
                             ===========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $      328       $    9,861       $ --
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........        88,266           81,422           32,667
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       135,247          248,563          (16,517)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       223,841          339,846           16,150
                             ----------       ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............         2,038              190         --
  Net transfers..........      (198,722)        (198,311)         (89,685)
  Surrenders for benefit
   payments and fees.....      (146,511)         (11,917)          (4,566)
  Net loan activity......       (16,891)         (33,582)          (6,962)
  Cost of insurance......      (193,186)        (173,148)        (145,199)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (553,272)        (416,768)        (246,412)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets.........      (329,431)         (76,922)        (230,262)
NET ASSETS:
  Beginning of year......     2,051,865        2,002,731        1,799,448
                             ----------       ----------       ----------
  End of year............    $1,722,434       $1,925,809       $1,569,186
                             ==========       ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                        HARTFORD       HARTFORD
                                HARTFORD             HARTFORD           HARTFORD      INTERNATIONAL  INTERNATIONAL   HARTFORD
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX       SMALL COMPANY  OPPORTUNITIES    MIDCAP
                                HLS FUND             HLS FUND           HLS FUND        HLS FUND       HLS FUND      HLS FUND
                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  --------------------  ---------------  -------------  -------------  -----------
OPERATIONS:
  Net investment
   income................     $   168,433           $--                $   809,901     $  --          $   159,630   $   192,951
  Capital gains income...        --                  --                    218,097         39,374         --            --
  Net realized gain
   (loss) on security
   transactions..........           2,274               (7,799)            246,879         (6,192)            407       (67,710)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,071,144              694,821           5,157,802        468,023       3,532,810    11,037,699
                              -----------           ----------         -----------     ----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,241,851              687,022           6,432,679        501,205       3,692,847    11,162,940
                              -----------           ----------         -----------     ----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       2,903,282            1,310,286          11,319,464        765,469       4,316,163    12,229,287
  Net transfers..........          58,285            2,604,173            (696,452)     3,132,463       1,324,157       400,568
  Surrenders for benefit
   payments and fees.....        (400,688)            (117,749)         (5,657,253)        (2,850)     (1,414,760)   (2,516,656)
  Net loan activity......         (36,277)             (31,151)           (257,494)       (53,021)        100,996    (1,082,633)
  Cost of insurance......      (1,852,628)            (596,104)         (7,874,070)      (325,479)     (2,241,429)   (7,906,087)
                              -----------           ----------         -----------     ----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         671,974            3,169,455          (3,165,805)     3,516,582       2,085,127     1,124,479
                              -----------           ----------         -----------     ----------     -----------   -----------
  Net increase (decrease)
   in net assets.........       1,913,825            3,856,477           3,266,874      4,017,787       5,777,974    12,287,419
NET ASSETS:
  Beginning of year......      14,294,239            2,081,688          64,136,211        783,347      18,987,317    67,772,616
                              -----------           ----------         -----------     ----------     -----------   -----------
  End of year............     $16,208,064           $5,938,165         $67,403,085     $4,801,134     $24,765,291   $80,060,035
                              ===========           ==========         ===========     ==========     ===========   ===========


                             HARTFORD
                           MIDCAP VALUE
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $     9,368
  Capital gains income...      108,978
  Net realized gain
   (loss) on security
   transactions..........        8,235
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,509,439
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,636,020
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    2,727,236
  Net transfers..........    7,635,651
  Surrenders for benefit
   payments and fees.....      (73,606)
  Net loan activity......      (39,553)
  Cost of insurance......   (1,036,965)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    9,212,763
                           -----------
  Net increase (decrease)
   in net assets.........   10,848,783
NET ASSETS:
  Beginning of year......    2,937,288
                           -----------
  End of year............  $13,786,071
                           ===========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD          HARTFORD          HARTFORD
                           MONEY MARKET   MORTGAGE SECURITIES  SMALL COMPANY
                             HLS FUND          HLS FUND          HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------------  -------------
OPERATIONS:
  Net investment
   income................  $     832,798      $   575,381       $   --
  Capital gains income...       --                 21,195           --
  Net realized gain
   (loss) on security
   transactions..........       --                 (4,299)          (85,266)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --                (92,930)        4,404,696
                           -------------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        832,798          499,347         4,319,430
                           -------------      -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............    187,500,553        2,710,151         6,631,958
  Net transfers..........   (171,769,974)         669,558           (66,071)
  Surrenders for benefit
   payments and fees.....    (12,700,680)        (540,529)       (1,832,810)
  Net loan activity......      2,073,911          (54,645)         (556,138)
  Cost of insurance......    (15,752,965)      (1,530,161)       (4,127,411)
                           -------------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (10,649,155)       1,254,374            49,528
                           -------------      -----------       -----------
  Net increase (decrease)
   in net assets.........     (9,816,357)       1,753,721         4,368,958
NET ASSETS:
  Beginning of year......     94,605,592       11,686,169        36,341,920
                           -------------      -----------       -----------
  End of year............  $  84,789,235      $13,439,890       $40,710,878
                           =============      ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                HARTFORD          MFS NEW                       PUTNAM VT          PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES   DISCOVERY     MFS TOTAL    DIVERSIFIED INCOME   GLOBAL ASSET
                              HLS FUND          HLS FUND          SERIES     RETURN SERIES         FUND         ALLOCATION FUND
                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -------------------  -----------  -------------  ------------------  ---------------
OPERATIONS:
  Net investment
   income................   $  1,064,372       $   11,352       $   --        $   65,130        $  188,655        $   45,169
  Capital gains income...       --               --                 --           --               --                 --
  Net realized gain
   (loss) on security
   transactions..........        (40,522)             673             (616)         (421)           38,837          (153,604)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,925,469          922,103          105,485       583,978           (47,911)          219,779
                            ------------       ----------       ----------    ----------        ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,949,319          934,128          104,869       648,687           179,581           111,344
                            ------------       ----------       ----------    ----------        ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............     18,030,458          872,246          335,377     1,409,008             5,050               425
  Net transfers..........       (255,064)       5,321,391          737,434     4,294,920          (443,918)         (251,129)
  Surrenders for benefit
   payments and fees.....     (5,114,008)         (89,176)            (513)      (51,007)         (103,903)          (47,304)
  Net loan activity......     (1,733,497)         (38,491)          (9,341)       22,303           (41,035)           (7,983)
  Cost of insurance......    (11,029,287)        (421,715)        (130,871)     (575,938)         (210,536)         (134,435)
                            ------------       ----------       ----------    ----------        ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (101,398)       5,644,255          932,086     5,099,286          (794,342)         (440,426)
                            ------------       ----------       ----------    ----------        ----------        ----------
  Net increase (decrease)
   in net assets.........      3,847,921        6,578,383        1,036,955     5,747,973          (614,761)         (329,082)
NET ASSETS:
  Beginning of year......     96,509,899          917,835          476,121     2,344,775         2,427,445         1,519,218
                            ------------       ----------       ----------    ----------        ----------        ----------
  End of year............   $100,357,820       $7,496,218       $1,513,076    $8,092,748        $1,812,684        $1,190,136
                            ============       ==========       ==========    ==========        ==========        ==========

                             PUTNAM VT
                           GLOBAL EQUITY
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $  185,217
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........     (117,400)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,011,460
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,079,277
                            ----------
UNIT TRANSACTIONS:
  Purchases..............    1,320,150
  Net transfers..........     (974,736)
  Surrenders for benefit
   payments and fees.....     (923,631)
  Net loan activity......      (82,319)
  Cost of insurance......     (871,450)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,531,986)
                            ----------
  Net increase (decrease)
   in net assets.........     (452,709)
NET ASSETS:
  Beginning of year......    8,817,065
                            ----------
  End of year............   $8,364,356
                            ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            PUTNAM VT       PUTNAM VT      PUTNAM VT
                            GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND        FUND            FUND
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................  $   472,939     $    18,001    $ 1,132,003
  Capital gains income...      --             --              --
  Net realized gain
   (loss) on security
   transactions..........      (25,970)       (301,549)        42,650
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,391,507         586,071        386,040
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,838,476         302,523      1,560,693
                           -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    4,283,373            (613)     2,469,966
  Net transfers..........   (1,530,964)       (751,452)     1,551,756
  Surrenders for benefit
   payments and fees.....   (1,583,304)       (276,464)      (525,606)
  Net loan activity......     (431,610)        (27,498)      (211,760)
  Cost of insurance......   (2,864,590)       (503,676)    (1,563,589)
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,127,095)     (1,559,703)     1,720,767
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........      711,381      (1,257,180)     3,281,460
NET ASSETS:
  Beginning of year......   26,781,611       5,287,672     13,224,407
                           -----------     -----------    -----------
  End of year............  $27,492,992     $ 4,030,492    $16,505,867
                           ===========     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                           PUTNAM VT                       PUTNAM VT
                                         INTERNATIONAL    PUTNAM VT      INTERNATIONAL                     PUTNAM VT
                            PUTNAM VT     GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                           INCOME FUND    INCOME FUND    EQUITY FUND         FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................  $   520,161     $   32,997    $   410,973      $   20,806       $    25,361    $    13,996
  Capital gains income...      --             --             --             --                 --             --
  Net realized gain
   (loss) on security
   transactions..........      (38,492)       (54,889)       599,926        (423,514)         (766,109)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       62,118        449,702      2,852,865         592,274         1,172,135        --
                           -----------     ----------    -----------      ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      543,787        427,810      3,863,764         189,566           431,387         13,996
                           -----------     ----------    -----------      ----------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    2,310,608           (792)     4,599,584          (2,692)           (9,653)       --
  Net transfers..........      210,248       (331,157)    (1,775,295)       (344,568)         (720,555)      (958,301)
  Surrenders for benefit
   payments and fees.....     (518,311)       (41,908)    (1,359,877)        (80,038)         (204,665)      (612,404)
  Net loan activity......     (341,976)        (4,561)      (350,315)         (4,884)          (72,697)        (3,236)
  Cost of insurance......   (1,281,305)      (199,962)    (2,731,811)       (192,546)         (349,128)      (166,001)
                           -----------     ----------    -----------      ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      379,264       (578,380)    (1,617,714)       (624,728)       (1,356,698)    (1,739,942)
                           -----------     ----------    -----------      ----------       -----------    -----------
  Net increase (decrease)
   in net assets.........      923,051       (150,570)     2,246,050        (435,162)         (925,311)    (1,725,946)
NET ASSETS:
  Beginning of year......   11,948,827      2,416,253     25,021,183       1,926,282         4,305,228      2,842,955
                           -----------     ----------    -----------      ----------       -----------    -----------
  End of year............  $12,871,878     $2,265,683    $27,267,233      $1,491,120       $ 3,379,917    $ 1,117,009
                           ===========     ==========    ===========      ==========       ===========    ===========


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................     $  --
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (65,395)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,785,489
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,720,094
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       2,743,392
  Net transfers..........        (738,983)
  Surrenders for benefit
   payments and fees.....      (1,349,897)
  Net loan activity......        (364,624)
  Cost of insurance......      (1,743,856)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,453,968)
                              -----------
  Net increase (decrease)
   in net assets.........         266,126
NET ASSETS:
  Beginning of year......      16,364,239
                              -----------
  End of year............     $16,630,365
                              ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
OPERATIONS:
  Net investment
   income................   $    53,413       $  --
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........        70,038        (1,841,269)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       582,527         1,986,941
                            -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       705,978           145,672
                            -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............           399           (11,059)
  Net transfers..........      (458,351)         (520,843)
  Surrenders for benefit
   payments and fees.....      (165,171)          (95,937)
  Net loan activity......       (28,979)          (21,981)
  Cost of insurance......      (505,536)         (226,745)
                            -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,157,638)         (876,565)
                            -----------       -----------
  Net increase (decrease)
   in net assets.........      (451,660)         (730,893)
NET ASSETS:
  Beginning of year......     5,341,837         2,404,004
                            -----------       -----------
  End of year............   $ 4,890,177       $ 1,673,111
                            ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                             PUTNAM VT                                                     PUTNAM VT
                            THE GEORGE       PUTNAM VT                                      CAPITAL       PUTNAM VT
                            PUTNAM FUND   UTILITIES GROWTH    PUTNAM VT     PUTNAM VT    OPPORTUNITIES  EQUITY INCOME
                             OF BOSTON    AND INCOME FUND    VISTA FUND    VOYAGER FUND      FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ----------------  -------------  ------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $   100,315      $   60,119      $   --        $   158,327     $   1,924     $      716
  Capital gains income...       --             --                --            --             32,181        --
  Net realized gain
   (loss) on security
   transactions..........        58,770        (281,526)      (1,100,108)     (699,887)          470           (171)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       191,031         672,610        1,480,880     2,288,310        76,988        203,472
                            -----------      ----------      -----------   -----------     ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       350,116         451,203          380,772     1,746,750       111,563        204,017
                            -----------      ----------      -----------   -----------     ---------     ----------
UNIT TRANSACTIONS:
  Purchases..............           (37)       --                 (9,615)    6,877,115       158,625        344,073
  Net transfers..........      (756,612)       (382,013)        (664,282)   (4,236,195)      434,854      1,847,580
  Surrenders for benefit
   payments and fees.....       (67,181)       (130,066)        (134,653)   (1,949,229)      (14,034)        (5,081)
  Net loan activity......       (22,865)        (27,599)          (9,165)     (607,068)        2,951         (4,832)
  Cost of insurance......      (441,437)       (206,755)        (254,967)   (3,817,851)      (68,227)      (113,782)
                            -----------      ----------      -----------   -----------     ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,288,132)       (746,433)      (1,072,682)   (3,733,228)      514,169      2,067,958
                            -----------      ----------      -----------   -----------     ---------     ----------
  Net increase (decrease)
   in net assets.........      (938,016)       (295,230)        (691,910)   (1,986,478)      625,732      2,271,975
NET ASSETS:
  Beginning of year......     4,977,645       2,570,009        2,787,413    36,090,479       338,515        464,415
                            -----------      ----------      -----------   -----------     ---------     ----------
  End of year............   $ 4,039,629      $2,274,779      $ 2,095,503   $34,104,001     $ 964,247     $2,736,390
                            ===========      ==========      ===========   ===========     =========     ==========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                AIM V.I.
                                MID CAP             AIM V.I.        AMERICAN FUNDS
                              CORE EQUITY        PREMIER EQUITY    ASSET ALLOCATION
                                  FUND                FUND               FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................      $ --                 $    521          $  104,184
  Capital gains income...           4,967           --                  --
  Net realized gain
   (loss) on security
   transactions .........             443                 (2)                 68
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          42,252             13,255             296,582
                               ----------           --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........          47,662             13,774             400,834
                               ----------           --------          ----------
UNIT TRANSACTIONS:
  Purchases..............          83,716             53,046             828,545
  Net transfers..........         901,050            152,811           5,603,427
  Surrenders for benefit
   payments and fees.....             187               (735)              2,233
  Net loan activity......          (2,637)               958             (23,375)
  Cost of insurance......         (23,762)            (8,592)           (186,867)
                               ----------           --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         958,554            197,488           6,223,963
                               ----------           --------          ----------
  Net increase (decrease)
   in net assets.........       1,006,216            211,262           6,624,797
NET ASSETS:
  Beginning of year......        --                 --                  --
                               ----------           --------          ----------
  End of year............      $1,006,216           $211,262          $6,624,797
                               ==========           ========          ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            AMERICAN FUNDS                                                         AMERICAN FUNDS   AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS     AMERICAN FUNDS    AMERICAN FUNDS  GROWTH-INCOME    INTERNATIONAL
                           AND GROWTH FUND      BOND FUND      GLOBAL GROWTH FUND   GROWTH FUND         FUND             FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  ------------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment
   income................     $ --              $ --              $    30,421       $    57,903     $   621,679       $   51,451
  Capital gains income...       --                --                 --                 --              --              --
  Net realized gain
   (loss) on security
   transactions .........            203                10              2,002             6,382            (533)           8,063
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        255,921            68,848          2,946,788        12,395,660      13,949,128          451,057
                              ----------        ----------        -----------       -----------     -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        256,124            68,858          2,979,211        12,459,945      14,570,274          510,571
                              ----------        ----------        -----------       -----------     -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        349,292           236,185          2,493,360        13,687,695      13,071,733          574,522
  Net transfers..........      3,165,240         2,872,941          6,209,647        24,259,901      26,216,109        4,256,935
  Surrenders for benefit
   payments and fees.....          7,226               500           (169,921)         (798,736)       (909,601)         (17,776)
  Net loan activity......         (1,266)           (6,481)          (101,989)       (1,517,559)       (275,618)         (14,968)
  Cost of insurance......        (98,512)          (76,712)        (1,211,408)       (5,782,170)     (6,788,036)        (130,158)
                              ----------        ----------        -----------       -----------     -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,421,980         3,026,433          7,219,689        29,849,131      31,314,587        4,668,555
                              ----------        ----------        -----------       -----------     -----------       ----------
  Net increase (decrease)
   in net assets.........      3,678,104         3,095,291         10,198,900        42,309,076      45,884,861        5,179,126
NET ASSETS:
  Beginning of year......       --                --                4,555,231        21,554,700      28,492,213         --
                              ----------        ----------        -----------       -----------     -----------       ----------
  End of year............     $3,678,104        $3,095,291        $14,754,131       $63,863,776     $74,377,074       $5,179,126
                              ==========        ==========        ===========       ===========     ===========       ==========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment
   income................     $ --
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions .........           (223)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        131,004
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        130,781
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        103,054
  Net transfers..........      1,324,488
  Surrenders for benefit
   payments and fees.....           (981)
  Net loan activity......           (269)
  Cost of insurance......        (34,106)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,392,186
                              ----------
  Net increase (decrease)
   in net assets.........      1,522,967
NET ASSETS:
  Beginning of year......       --
                              ----------
  End of year............     $1,522,967
                              ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  -------------
OPERATIONS:
  Net investment
   income................      $   23,694        $   171,761    $   401,869
  Capital gains income...        --                  --             --
  Net realized gain
   (loss) on security
   transactions .........           5,000            164,927         12,172
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,943,591            480,209      6,599,902
                               ----------        -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       1,972,285            816,897      7,013,943
                               ----------        -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       1,239,270            813,217      4,825,948
  Net transfers..........       2,823,634         (1,055,244)     4,642,366
  Surrenders for benefit
   payments and fees.....        (199,795)          (195,243)      (988,519)
  Net loan activity......         (41,997)           (49,956)      (328,604)
  Cost of insurance......        (566,415)          (640,494)    (2,974,179)
                               ----------        -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,254,697         (1,127,720)     5,177,012
                               ----------        -----------    -----------
  Net increase (decrease)
   in net assets.........       5,226,982           (310,823)    12,190,955
NET ASSETS:
  Beginning of year......       2,199,212          4,466,715     20,318,058
                               ----------        -----------    -----------
  End of year............      $7,426,194        $ 4,155,892    $32,509,013
                               ==========        ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                           FIDELITY VIP      FRANKLIN        MUTUAL SHARES                                       HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE       SECURITIES      HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND          FUND             HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  ------------------  -----------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................  $    44,695      $ --               $ --              $  1,966,317      $ 2,420,440     $    749,245
  Capital gains income...      --             --                 --                  --                280,137         --
  Net realized gain
   (loss) on security
   transactions .........       26,861             650                (51)             82,340           50,915          (89,606)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,773,399         198,555            152,324          11,663,968        1,857,120       42,481,961
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........    1,844,955         199,205            152,273          13,712,625        4,608,612       43,141,600
                           -----------      ----------         ----------        ------------      -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............      792,187         111,012            183,118          18,402,478       12,317,214       26,436,657
  Net transfers..........   (2,200,722)      1,609,703          1,924,797          10,240,022       20,987,851       12,011,786
  Surrenders for benefit
   payments and fees.....     (153,750)            557                 86          (3,176,015)      (2,516,029)      (5,668,048)
  Net loan activity......      (50,685)         (2,574)            (3,918)         (2,688,907)        (393,155)      (4,327,494)
  Cost of insurance......     (452,177)        (49,658)           (61,181)        (10,966,686)      (7,852,739)     (14,561,535)
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,065,147)      1,669,040          2,042,902          11,810,892       22,543,142       13,891,366
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets.........     (220,192)      1,868,245          2,195,175          25,523,517       27,151,754       57,032,966
NET ASSETS:
  Beginning of year......    4,915,614        --                 --                66,113,258       46,948,610       95,055,145
                           -----------      ----------         ----------        ------------      -----------     ------------
  End of year............  $ 4,695,422      $1,868,245         $2,195,175        $ 91,636,775      $74,100,364     $152,088,111
                           ===========      ==========         ==========        ============      ===========     ============

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $   864,622
  Capital gains income...        309,633
  Net realized gain
   (loss) on security
   transactions .........         10,550
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     12,030,225
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     13,215,030
                             -----------
UNIT TRANSACTIONS:
  Purchases..............     12,919,874
  Net transfers..........     12,760,104
  Surrenders for benefit
   payments and fees.....     (2,981,560)
  Net loan activity......     (3,074,195)
  Cost of insurance......     (6,143,071)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,481,152
                             -----------
  Net increase (decrease)
   in net assets.........     26,696,182
NET ASSETS:
  Beginning of year......     41,219,295
                             -----------
  End of year............    $67,915,477
                             ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $   14,767       $    9,397       $ --
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions .........        88,236          141,617           58,049
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       363,474          521,657          709,637
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       466,477          672,671          767,686
                             ----------       ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       396,784          444,533          170,838
  Net transfers..........      (484,394)        (524,298)        (153,181)
  Surrenders for benefit
   payments and fees.....       (48,301)          (8,117)         (29,784)
  Net loan activity......       (30,246)         (26,090)          (9,606)
  Cost of insurance......      (321,556)        (293,391)        (198,664)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (487,713)        (407,363)        (220,397)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets.........       (21,236)         265,308          547,289
NET ASSETS:
  Beginning of year......     2,073,101        1,737,423        1,252,159
                             ----------       ----------       ----------
  End of year............    $2,051,865       $2,002,731       $1,799,448
                             ==========       ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                                           HARTFORD         HARTFORD
                                HARTFORD             HARTFORD           HARTFORD        INTERNATIONAL     INTERNATIONAL
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX         SMALL COMPANY     OPPORTUNITIES
                                HLS FUND             HLS FUND           HLS FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT (B)      SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------------  ---------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................     $   147,777           $--                $   775,225         $  6,215        $   148,552
  Capital gains income...        --                  --                    168,548           52,025            --
  Net realized gain
   (loss) on security
   transactions .........           2,858                  910              28,521            1,759           (344,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,866,934              191,204          12,552,676             (118)         4,645,680
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       3,017,569              192,114          13,524,970           59,881          4,449,261
                              -----------           ----------         -----------         --------        -----------
UNIT TRANSACTIONS:
  Purchases..............       2,726,464              214,611          14,408,408           52,542          3,438,565
  Net transfers..........       1,696,886            1,765,455           1,609,162          692,561           (731,435)
  Surrenders for benefit
   payments and fees.....        (303,533)             (11,106)         (2,129,135)             372         (1,099,378)
  Net loan activity......        (154,441)                 507            (637,284)          (1,159)          (671,450)
  Cost of insurance......      (1,602,232)             (79,893)         (7,460,328)         (20,850)        (1,733,843)
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,363,144            1,889,574           5,790,823          723,466           (797,541)
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets.........       5,380,713            2,081,688          19,315,793          783,347          3,651,720
NET ASSETS:
  Beginning of year......       8,913,526            --                 44,820,418         --               15,335,597
                              -----------           ----------         -----------         --------        -----------
  End of year............     $14,294,239           $2,081,688         $64,136,211         $783,347        $18,987,317
                              ===========           ==========         ===========         ========        ===========


                            HARTFORD         HARTFORD
                             MIDCAP        MIDCAP VALUE
                            HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  ------------------
OPERATIONS:
  Net investment
   income................  $   137,330      $ --
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions .........       27,204            (441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   16,373,669         238,819
                           -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........   16,538,203         238,378
                           -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............   13,336,840         201,970
  Net transfers..........   10,668,688       2,629,455
  Surrenders for benefit
   payments and fees.....   (1,498,272)        (62,512)
  Net loan activity......   (2,422,367)         (1,035)
  Cost of insurance......   (6,791,970)        (68,968)
                           -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   13,292,919       2,698,910
                           -----------      ----------
  Net increase (decrease)
   in net assets.........   29,831,122       2,937,288
NET ASSETS:
  Beginning of year......   37,941,494        --
                           -----------      ----------
  End of year............  $67,772,616      $2,937,288
                           ===========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               HARTFORD           HARTFORD          HARTFORD
                             MONEY MARKET    MORTGAGE SECURITIES  SMALL COMPANY
                               HLS FUND           HLS FUND          HLS FUND
                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -------------------  -------------
OPERATIONS:
  Net investment
   income................   $     784,043        $   387,509       $   --
  Capital gains income...        --                   60,016           --
  Net realized gain
   (loss) on security
   transactions .........        --                   (8,980)           40,555
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        --                 (173,312)       11,370,113
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         784,043            265,233        11,410,668
                            -------------        -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     169,408,169          2,730,172         7,343,396
  Net transfers..........    (141,348,812)           706,035         5,988,207
  Surrenders for benefit
   payments and fees.....     (15,714,329)          (676,348)       (1,244,148)
  Net loan activity......     (10,014,827)          (202,581)       (2,355,627)
  Cost of insurance......     (17,983,978)        (1,647,735)       (3,074,292)
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (15,653,777)           909,543         6,657,536
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets.........     (14,869,734)         1,174,776        18,068,204
NET ASSETS:
  Beginning of year......     109,475,326         10,511,393        18,273,716
                            -------------        -----------       -----------
  End of year............   $  94,605,592        $11,686,169       $36,341,920
                            =============        ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                HARTFORD             MFS NEW                                PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES      DISCOVERY           MFS TOTAL       DIVERSIFIED INCOME
                              HLS FUND          HLS FUND              SERIES          RETURN SERIES            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)       SUB-ACCOUNT
                           --------------  -------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................   $  1,020,821        $--                  $--                $ --               $   671,633
  Capital gains income...       --              --                   --                   --                  --
  Net realized gain
   (loss) on security
   transactions .........         (8,645)            189                 (307)                 174             267,636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     18,750,818          89,956               14,980              126,612              69,930
                            ------------        --------             --------           ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     19,762,994          90,145               14,673              126,786           1,009,199
                            ------------        --------             --------           ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............     18,539,025          65,106               38,008              228,528           1,001,569
  Net transfers..........      3,471,436         787,825              440,484            2,123,731          (4,835,599)
  Surrenders for benefit
   payments and fees.....     (3,518,534)         (1,978)                 226              (66,135)           (457,401)
  Net loan activity......     (2,892,549)           (151)            --                    (12,647)           (160,682)
  Cost of insurance......    (10,485,826)        (23,112)             (17,270)             (55,488)           (655,977)
                            ------------        --------             --------           ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,113,552         827,690              461,448            2,217,989          (5,108,090)
                            ------------        --------             --------           ----------         -----------
  Net increase (decrease)
   in net assets.........     24,876,546         917,835              476,121            2,344,775          (4,098,891)
NET ASSETS:
  Beginning of year......     71,633,353        --                   --                   --                 6,526,336
                            ------------        --------             --------           ----------         -----------
  End of year............   $ 96,509,899        $917,835             $476,121           $2,344,775         $ 2,427,445
                            ============        ========             ========           ==========         ===========

                              PUTNAM VT       PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY
                           ALLOCATION FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
OPERATIONS:
  Net investment
   income................    $   86,906      $   99,598
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions .........      (228,791)       (119,932)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       524,645       2,107,610
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       382,760       2,087,276
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       243,347       1,649,174
  Net transfers..........      (767,097)       (787,308)
  Surrenders for benefit
   payments and fees.....      (195,053)       (400,262)
  Net loan activity......       (40,734)       (170,639)
  Cost of insurance......      (225,666)       (962,497)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (985,203)       (671,532)
                             ----------      ----------
  Net increase (decrease)
   in net assets.........      (602,443)      1,415,744
NET ASSETS:
  Beginning of year......     2,121,661       7,401,321
                             ----------      ----------
  End of year............    $1,519,218      $8,817,065
                             ==========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            PUTNAM VT       PUTNAM VT      PUTNAM VT
                            GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND        FUND            FUND
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................  $   634,756     $    58,017    $   982,495
  Capital gains income...      --             --              --
  Net realized gain
   (loss) on security
   transactions .........   (1,611,073)       (343,419)        26,556
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    7,849,709       1,396,215      1,432,040
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........    6,873,392       1,110,813      2,441,091
                           -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    5,366,944       1,333,076      1,811,591
  Net transfers..........   (8,341,262)     (2,637,124)     3,139,751
  Surrenders for benefit
   payments and fees.....   (1,383,080)       (236,083)      (584,019)
  Net loan activity......   (1,279,617)        (69,808)       (66,825)
  Cost of insurance......   (3,558,742)       (983,374)    (1,189,009)
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (9,195,757)     (2,593,313)     3,111,489
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........   (2,322,365)     (1,482,500)     5,552,580
NET ASSETS:
  Beginning of year......   29,103,976       6,770,172      7,671,827
                           -----------     -----------    -----------
  End of year............  $26,781,611     $ 5,287,672    $13,224,407
                           ===========     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                           PUTNAM VT                            PUTNAM VT
                                         INTERNATIONAL      PUTNAM VT         INTERNATIONAL                     PUTNAM VT
                            PUTNAM VT     GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                           INCOME FUND    INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  ------------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................  $   567,414    $    84,689      $   228,317         $    17,036      $    45,517    $    33,809
  Capital gains income...      --             --              --                  --                --             --
  Net realized gain
   (loss) on security
   transactions .........       18,639        (48,424)         265,642            (600,500)      (1,210,753)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (34,278)     1,169,752        5,259,680           1,308,750        2,484,416        --
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      551,775      1,206,017        5,753,639             725,286        1,319,180         33,809
                           -----------    -----------      -----------         -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    2,464,858        871,294        4,896,266             535,300        1,103,660      1,025,256
  Net transfers..........      492,957     (3,043,238)         (78,443)         (1,622,406)      (3,263,703)    (1,910,945)
  Surrenders for benefit
   payments and fees.....     (260,615)      (159,702)      (1,409,201)           (104,652)        (183,600)      (650,637)
  Net loan activity......      (56,513)       (26,763)        (545,394)            (33,289)         (87,418)       349,745
  Cost of insurance......   (1,351,740)      (552,722)      (2,603,466)           (385,785)        (813,412)      (576,887)
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,288,947     (2,911,131)         259,762          (1,610,832)      (3,244,473)    (1,763,468)
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........    1,840,722     (1,705,114)       6,013,401            (885,546)      (1,925,293)    (1,729,659)
NET ASSETS:
  Beginning of year......   10,108,105      4,121,367       19,007,782           2,811,828        6,230,521      4,572,614
                           -----------    -----------      -----------         -----------      -----------    -----------
  End of year............  $11,948,827    $ 2,416,253      $25,021,183         $ 1,926,282      $ 4,305,228    $ 2,842,955
                           ===========    ===========      ===========         ===========      ===========    ===========


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................     $  --
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions .........        (402,703)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,883,458
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       4,480,755
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       4,012,304
  Net transfers..........      (2,933,885)
  Surrenders for benefit
   payments and fees.....        (886,695)
  Net loan activity......        (260,370)
  Cost of insurance......      (2,074,893)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,143,539)
                              -----------
  Net increase (decrease)
   in net assets.........       2,337,216
NET ASSETS:
  Beginning of year......      14,027,023
                              -----------
  End of year............     $16,364,239
                              ===========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
OPERATIONS:
  Net investment
   income................   $   126,223       $  --
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions .........       (59,220)       (1,225,205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,001,004         2,556,648
                            -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     2,068,007         1,331,443
                            -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     1,693,747           849,265
  Net transfers..........    (4,698,624)       (3,107,374)
  Surrenders for benefit
   payments and fees.....      (481,038)         (195,944)
  Net loan activity......       (54,800)         (254,442)
  Cost of insurance......    (1,066,281)         (552,099)
                            -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,606,996)       (3,260,594)
                            -----------       -----------
  Net increase (decrease)
   in net assets.........    (2,538,989)       (1,929,151)
NET ASSETS:
  Beginning of year......     7,880,826         4,333,155
                            -----------       -----------
  End of year............   $ 5,341,837       $ 2,404,004
                            ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                             PUTNAM VT                                                     PUTNAM VT
                            THE GEORGE       PUTNAM VT                                      CAPITAL            PUTNAM VT
                            PUTNAM FUND   UTILITIES GROWTH   PUTNAM VT    PUTNAM VT      OPPORTUNITIES       EQUITY INCOME
                             OF BOSTON    AND INCOME FUND   VISTA FUND   VOYAGER FUND         FUND                FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -------------  ----------------  -----------  ------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................   $   173,246     $   142,564     $   --       $   219,826        $  7,198            $  2,114
  Capital gains income...       --             --               --           --             --                  --
  Net realized gain
   (loss) on security
   transactions .........       180,453        (416,463)      (968,417)     (153,868)            160                 176
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       607,989         969,913      2,192,920     7,573,435          12,011              40,560
                            -----------     -----------     ----------   -----------        --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       961,688         696,014      1,224,503     7,639,393          19,369              42,850
                            -----------     -----------     ----------   -----------        --------            --------
UNIT TRANSACTIONS:
  Purchases..............       930,294         453,794      1,022,982     7,815,196          34,203              50,326
  Net transfers..........    (1,165,305)     (1,304,678)    (2,498,063)   (3,717,399)        293,103             390,267
  Surrenders for benefit
   payments and fees.....      (362,435)       (220,075)      (110,586)   (1,460,770)             48                 318
  Net loan activity......       (32,805)        (59,390)      (107,489)     (844,275)       --                    (1,318)
  Cost of insurance......      (804,574)       (382,939)      (675,196)   (4,564,421)         (8,208)            (18,028)
                            -----------     -----------     ----------   -----------        --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,434,825)     (1,513,288)    (2,368,352)   (2,771,669)        319,146             421,565
                            -----------     -----------     ----------   -----------        --------            --------
  Net increase (decrease)
   in net assets.........      (473,137)       (817,274)    (1,143,849)    4,867,724         338,515             464,415
NET ASSETS:
  Beginning of year......     5,450,782       3,387,283      3,931,262    31,222,755        --                  --
                            -----------     -----------     ----------   -----------        --------            --------
  End of year............   $ 4,977,645     $ 2,570,009     $2,787,413   $36,090,479        $338,515            $464,415
                            ===========     ===========     ==========   ===========        ========            ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, MFS New Discovery Series, MFS Total Return Series, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, and Putnam VT Equity Income Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

_____________________________________ SA-52 ____________________________________

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE-- On the contract date and on each subsequent monthly activity date, the Company will make deductions at an annual maximum rate of 1.40% from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
AIM V.I. Mid Cap Core Equity Fund.......  $  5,355,451  $    574,001
AIM V.I. Premier Equity Fund............       612,965       106,639
American Funds Asset Allocation Fund....    15,356,114       293,050
American Funds Blue Chip Income and
 Growth Fund............................    10,136,627       491,371
American Funds Bond Fund................    11,941,884       246,102
American Funds Global Growth Fund.......     8,979,322       552,388
American Funds Growth Fund..............    32,897,360       611,137
American Funds Growth-Income Fund.......    30,817,290       620,576
American Funds International Fund.......    12,756,366       266,478
American Funds New World Fund...........     2,640,975       227,530
American Funds Global Small
 Capitalization Fund....................     4,935,411       720,364
Fidelity VIP Asset Manager Portfolio....       109,649     1,100,029
Fidelity VIP Equity-Income Portfolio....     7,186,748     2,579,263
Fidelity VIP Overseas Portfolio.........       103,739     1,669,084
Franklin Small Cap Value Securities
 Fund...................................     7,426,194       348,579
Mutual Shares Securities Fund...........     5,342,502       272,236
Hartford Advisers HLS Fund..............    15,793,762     7,820,911
Hartford Bond HLS Fund..................    20,774,462     8,570,551
Hartford Capital Appreciation HLS
 Fund...................................    33,638,544    15,049,285
Hartford Dividend and Growth HLS Fund...    11,521,548     4,347,418
Hartford Global Advisers HLS Fund.......           543       553,501
Hartford Global Leaders HLS Fund........        10,087       416,993
Hartford Global Technology HLS Fund.....       --            246,421
Hartford Disciplined Equity HLS Fund....     1,965,068     1,124,622
Hartford Growth Opportunities HLS
 Fund...................................     3,598,562       429,106
Hartford Index HLS Fund.................     7,234,735     9,372,562
Hartford International Small Company HLS
 Fund...................................     3,951,652       395,695
Hartford International Opportunities HLS
 Fund...................................     4,508,320     2,263,497
Hartford MidCap HLS Fund................     7,131,934     5,814,510
Hartford MidCap Value HLS Fund..........    10,485,607     1,154,499
Hartford Money Market HLS Fund..........    66,456,509    76,273,480
Hartford Mortgage Securities HLS Fund...     4,875,791     3,024,876
Hartford Small Company HLS Fund.........     5,492,543     5,443,154
Hartford Stock HLS Fund.................    11,300,577    10,337,682
Hartford Value Opportunities HLS Fund...     6,608,017       952,408
MFS New Discovery Series................     1,008,758        76,673
MFS Total Return Series.................     5,331,725       167,308
Putnam VT Diversified Income Fund.......       204,741       810,429
Putnam VT Global Asset Allocation
 Fund...................................        55,651       450,909
Putnam VT Global Equity Fund............     1,177,968     2,524,739
Putnam VT Growth and Income Fund........     2,506,420     4,160,586
Putnam VT Health Sciences Fund..........        35,154     1,576,857
Putnam VT High Yield Fund...............     5,512,407     2,659,615
Putnam VT Income Fund...................     3,811,096     2,911,673
Putnam VT International Growth and
 Income Fund............................        36,156       581,539
Putnam VT International Equity Fund.....     3,362,870     4,569,601
Putnam VT International New
 Opportunities Fund.....................        28,882       632,804
Putnam VT Investors Fund................        25,361     1,356,697
Putnam VT Money Market Fund.............        50,977     1,776,953
Putnam VT New Opportunities Fund........     1,716,415     3,170,380
Putnam VT New Value Fund................        55,542     1,159,769
Putnam VT OTC & Emerging Growth Fund....       --            876,564
Putnam VT The George Putnam Fund of
 Boston.................................       100,315     1,288,129
Putnam VT Utilities Growth and Income
 Fund...................................        77,614       763,927
Putnam VT Vista Fund....................         9,995     1,082,679
Putnam VT Voyager Fund..................     3,324,214     6,899,113
Putnam VT Capital Opportunities Fund....       583,685        35,411
Putnam VT Equity Income Fund............     2,155,521        86,848
                                          ------------  ------------
                                          $403,118,325  $203,889,201
                                          ============  ============

_____________________________________ SA-54 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................      468,288       93,049            375,239
AIM V.I. Premier Equity Fund.......       62,163       17,305             44,858
American Funds Asset Allocation
 Fund..............................    1,519,403      221,390          1,298,013
American Funds Blue Chip Income and
 Growth Fund.......................      977,582      169,045            808,537
American Funds Bond Fund...........    1,215,243      137,152          1,078,091
American Funds Global Growth
 Fund..............................   12,513,200    4,034,355          8,478,845
American Funds Growth Fund.........   56,303,579   18,173,109         38,130,470
American Funds Growth-Income
 Fund..............................   40,434,584   14,190,556         26,244,028
American Funds International
 Fund..............................    1,071,284      154,675            916,609
American Funds New World Fund......      229,354       49,178            180,176
American Funds Global Small
 Capitalization Fund...............    5,758,552    2,103,099          3,655,453
Fidelity VIP Asset Manager
 Portfolio.........................        9,838      570,311           (560,473)
Fidelity VIP Equity-Income
 Portfolio.........................    5,163,690    3,519,884          1,643,806
Fidelity VIP Overseas Portfolio....       37,030    1,018,734           (981,704)
Franklin Small Cap Value Securities
 Fund..............................      647,603      113,096            534,507
Mutual Shares Securities Fund......      517,771       91,843            425,928
Hartford Advisers HLS Fund.........   12,237,136    9,968,455          2,268,681
Hartford Bond HLS Fund.............   14,413,043   11,354,674          3,058,369
Hartford Capital Appreciation HLS
 Fund..............................   16,050,304   11,984,584          4,065,720
Hartford Dividend and Growth HLS
 Fund..............................    8,219,553    6,139,938          2,079,615
Hartford Global Advisers HLS
 Fund..............................        2,332      435,860           (433,528)
Hartford Global Leaders HLS Fund...        5,774      423,707           (417,933)
Hartford Global Technology HLS
 Fund..............................          414      343,940           (343,526)
Hartford Disciplined Equity HLS
 Fund..............................    3,343,443    2,787,587            555,856
Hartford Growth Opportunities HLS
 Fund..............................      355,826      108,491            247,335
Hartford Index HLS Fund............    6,280,328    7,369,834         (1,089,506)
Hartford International Small
 Company HLS Fund..................      337,594       80,161            257,433
Hartford International
 Opportunities HLS Fund............    4,855,192    3,719,615          1,135,577
Hartford MidCap HLS Fund...........    7,583,379    7,171,154            412,225
Hartford MidCap Value HLS Fund.....      915,463      207,763            707,700
Hartford Money Market HLS Fund.....  151,150,363  158,034,791         (6,884,428)
Hartford Mortgage Securities HLS
 Fund..............................    3,276,130    2,638,876            637,254
Hartford Small Company HLS Fund....    8,957,099    8,993,182            (36,083)
Hartford Stock HLS Fund............    9,699,835    9,757,246            (57,411)
Hartford Value Opportunities HLS
 Fund..............................      565,583      128,034            437,549
MFS New Discovery Series...........       97,514       19,584             77,930
MFS Total Return Series............      539,201       82,170            457,031
Putnam VT Diversified Income
 Fund..............................        1,784       46,593            (44,809)
Putnam VT Global Asset Allocation
 Fund..............................          614       20,449            (19,835)
Putnam VT Global Equity Fund.......      102,436      175,489            (73,053)
Putnam VT Growth and Income Fund...      207,816      271,180            (63,364)
Putnam VT Health Sciences Fund.....        3,116      136,715           (133,599)
Putnam VT High Yield Fund..........      384,763      239,805            144,958
Putnam VT Income Fund..............      303,184      250,714             52,470
Putnam VT International Growth and
 Income Fund.......................        3,236       50,171            (46,935)
Putnam VT International Equity
 Fund..............................      597,375      729,904           (132,529)
Putnam VT International New
 Opportunities Fund................        1,434       62,527            (61,093)
Putnam VT Investors Fund...........       14,066      165,532           (151,466)
Putnam VT Money Market Fund........       28,199    1,161,546         (1,133,347)
Putnam VT New Opportunities Fund...      246,284      309,017            (62,733)
Putnam VT New Value Fund...........        2,754       76,441            (73,687)
Putnam VT OTC & Emerging Growth
 Fund..............................       22,700      167,335           (144,635)
Putnam VT The George Putnam Fund of
 Boston............................          316      100,297            (99,981)
Putnam VT Utilities Growth and
 Income Fund.......................        1,467       38,989            (37,522)
Putnam VT Vista Fund...............       13,568      119,912           (106,344)
Putnam VT Voyager Fund.............      369,846      469,100            (99,254)
Putnam VT Capital Opportunities
 Fund..............................       48,729        9,008             39,721
Putnam VT Equity Income Fund.......      191,943       17,489            174,454

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................      101,473       13,150             88,323
AIM V.I. Premier Equity Fund.......       20,242        1,488             18,754
American Funds Asset Allocation
 Fund..............................      637,941       38,949            598,992
American Funds Blue Chip Income and
 Growth Fund.......................      357,475       40,357            317,118
American Funds Bond Fund...........      310,621       10,704            299,917
American Funds Global Growth
 Fund..............................   11,480,424    2,523,996          8,956,428
American Funds Growth Fund.........   56,282,876   14,292,701         41,990,175
American Funds Growth-Income
 Fund..............................   44,371,493   10,584,252         33,787,241
American Funds International
 Fund..............................      510,753       98,258            412,495
American Funds New World Fund......      131,959        9,382            122,577
American Funds Global Small
 Capitalization Fund...............    5,410,940    1,666,395          3,744,545
Fidelity VIP Asset Manager
 Portfolio.........................    1,350,394    1,927,331           (576,937)
Fidelity VIP Equity-Income
 Portfolio.........................    5,782,293    3,187,856          2,594,437
Fidelity VIP Overseas Portfolio....   11,037,752   12,517,372         (1,479,620)
Franklin Small Cap Value Securities
 Fund..............................      177,537       24,037            153,500
Franklin Mutual Shares Securities
 Fund..............................      218,080       25,099            192,981
Hartford Advisers HLS Fund.........   15,067,129    9,942,569          5,124,560
Hartford Bond HLS Fund.............   22,353,319   11,193,175         11,160,144
Hartford Capital Appreciation HLS
 Fund..............................   15,293,349   11,192,018          4,101,331
Hartford Dividend and Growth HLS
 Fund..............................   12,189,718    6,674,150          5,515,568
Hartford Global Advisers HLS
 Fund..............................      814,488    1,213,727           (399,239)
Hartford Global Leaders HLS Fund...    1,677,454    2,058,478           (381,024)
Hartford Global Technology HLS
 Fund..............................    1,090,752    1,395,422           (304,670)
Hartford Disciplined Equity HLS
 Fund..............................    5,202,060    2,821,563          2,380,497
Hartford Growth Opportunities HLS
 Fund..............................      188,390       15,941            172,449
Hartford Index HLS Fund............   10,038,223    7,665,199          2,373,024
Hartford International Small
 Company HLS Fund..................       76,358       15,644             60,714
Hartford International
 Opportunities HLS Fund............   15,762,973   16,577,140           (814,167)
Hartford MidCap HLS Fund...........   14,447,752    7,951,374          6,496,378
Hartford MidCap Value HLS Fund.....      253,454       20,329            233,125
Hartford Money Market HLS Fund.....  168,039,254  178,219,833        (10,180,579)
Hartford Mortgage Securities HLS
 Fund..............................    4,225,343    3,738,093            487,250
Hartford Small Company HLS Fund....   14,706,840    9,229,805          5,477,035
Hartford Stock HLS Fund............   11,487,530    9,474,883          2,012,647
Hartford Value Opportunities HLS
 Fund..............................       83,027        8,494             74,533
MFS New Discovery Series...........       44,257        4,967             39,290
MFS Total Return Series............      252,497       34,905            217,592
Putnam VT Diversified Income
 Fund..............................      165,097      479,283           (314,186)
Putnam VT Global Asset Allocation
 Fund..............................       36,908       86,276            (49,368)
Putnam VT Global Equity Fund.......      238,971      276,011            (37,040)
Putnam VT Growth and Income Fund...      360,213      731,559           (371,346)
Putnam VT Health Sciences Fund.....      183,296      423,667           (240,371)
Putnam VT High Yield Fund..........      530,889      329,309            201,580
Putnam VT Income Fund..............      376,266      293,754             82,512
Putnam VT International Growth and
 Income Fund.......................      171,362      452,527           (281,165)
Putnam VT International Equity
 Fund..............................    1,904,900    1,860,612             44,288
Putnam VT International New
 Opportunities Fund................       95,901      277,993           (182,092)
Putnam VT Investors Fund...........      226,807      643,808           (417,001)
Putnam VT Money Market Fund........    1,911,661    3,063,551         (1,151,890)
Putnam VT New Opportunities Fund...      378,889      494,520           (115,631)
Putnam VT New Value Fund...........      250,557      588,609           (338,052)
Putnam VT OTC & Emerging Growth
 Fund..............................      451,247    1,031,587           (580,340)
Putnam VT The George Putnam Fund of
 Boston............................      263,689      376,848           (113,159)
Putnam VT Utilities Growth and
 Income Fund.......................       63,574      152,342            (88,768)
Putnam VT Vista Fund...............      217,057      472,016           (254,959)
Putnam VT Voyager Fund.............      715,851      809,369            (93,518)
Putnam VT Capital Opportunities
 Fund..............................       30,853        2,711             28,142
Putnam VT Equity Income Fund.......       44,041        3,180             40,861

_____________________________________ SA-56 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
AIM V.I. MID CAP CORE EQUITY FUND
  2004  Lowest contract charges        463,562   $12.966631   $    6,010,833    --             0.28%      13.82%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         88,323    11.392463        1,006,216    --          --            13.93%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges         63,612    11.914989          757,940    --             0.65%       5.77%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         18,754    11.264791          211,262    --             0.57%      12.65%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2004  Lowest contract charges      1,897,005    11.982388       22,730,649    --             2.77%       8.34%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        598,992    11.059916        6,624,797    --             3.88%      10.60%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2004  Lowest contract charges      1,125,655    12.728640       14,328,059    --             0.69%       9.74%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        317,118    11.598516        3,678,104    --          --            15.99%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
AMERICAN FUNDS BOND FUND
  2004  Lowest contract charges      1,378,007    10.910455       15,034,682    --             3.09%       5.72%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        299,916    10.320517        3,095,291    --          --             3.21%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2004  Lowest contract charges     23,858,545   $ 1.088710   $   25,975,037    --             0.44%      13.49%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     15,379,700     0.959325       14,754,131    --             0.35%      35.27%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      6,423,272     0.709176        4,555,231    --             0.83%     (14.64)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      2,374,804     0.830793        1,972,970    --             0.65%     (16.92)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
AMERICAN FUNDS GROWTH FUND
  2004  Lowest contract charges    116,139,936     0.920977      106,962,210    --             0.20%      12.50%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     78,009,466     0.818667       63,863,776    --             0.15%      36.81%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     36,019,291     0.598421       21,554,700    --             0.05%     (24.45)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     11,608,620     0.792121        9,195,432    --             0.35%     (20.79)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
AMERICAN FUNDS GROWTH-INCOME FUND
  2004  Lowest contract charges     94,818,470     1.197136      113,510,605    --             0.99%      10.37%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     68,574,442     1.084618       74,377,074    --             1.29%      32.43%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     34,787,201     0.819043       28,492,213    --             1.48%     (18.34)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     10,507,976     1.003020       10,539,710    --             1.46%       0.30%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
AMERICAN FUNDS INTERNATIONAL FUND
  2004  Lowest contract charges      1,329,103    14.981085       19,911,407    --             1.88%      19.32%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        412,494    12.555634        5,179,126    --             2.51%      25.56%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-58 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
AMERICAN FUNDS NEW WORLD FUND
  2004  Lowest contract charges        302,753   $14.760130   $    4,468,674    --             1.94%      18.80%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        122,577    12.424553        1,522,967    --          --            24.25%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2004  Lowest contract charges     10,521,812     1.307366       13,755,859    --          --            20.88%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      6,866,359     1.081533        7,426,194    --             0.56%      53.53%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      3,121,814     0.704466        2,199,212    --             0.73%     (19.05)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        935,412     0.870271          814,062    --             0.66%     (12.97)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2004  Lowest contract charges      1,592,399     2.035964        3,242,068    --             3.07%       5.47%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      2,152,872     1.930394        4,155,892    --             3.50%      17.98%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      2,729,809     1.636274        4,466,715    --             3.51%      (8.73)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      1,973,784     1.792741        3,538,483    --             3.82%      (4.09)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  2004  Lowest contract charges     15,634,379     2.591536       40,517,055    --             1.46%      11.53%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     13,990,573     2.323637       32,509,013    --             1.63%      30.33%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     11,396,137     1.782890       20,318,058    --             1.60%     (16.95)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      9,094,369     2.146668       19,522,592    --             1.49%      (4.96)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
FIDELITY VIP OVERSEAS PORTFOLIO
  2004  Lowest contract charges      1,972,121   $ 1.806348   $    3,562,337    --             1.32%      13.64%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      2,953,825     1.589607        4,695,422    --             0.88%      43.37%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      4,433,446     1.108757        4,915,614    --             0.69%     (20.28)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      3,671,008     1.390795        5,105,619    --             4.76%     (21.17)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2004  Lowest contract charges        688,007    15.061082       10,362,130    --             0.17%      23.75%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        153,500    12.170997        1,868,245    --          --            21.71%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
MUTUAL SHARES SECURITIES FUND
  2004  Lowest contract charges        618,909    12.811952        7,929,434    --             0.79%      12.63%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        192,981    11.375095        2,195,175    --          --            13.75%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges     37,581,626     2.692139      101,174,960    --             2.11%       3.74%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     35,312,945     2.594991       91,636,775    --             2.51%      18.49%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     30,188,385     2.190023       66,113,258    --             3.10%     (13.79)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     22,666,244     2.540380       57,580,874    --             2.96%      (4.64)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-60 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
HARTFORD BOND HLS FUND
  2004  Lowest contract charges     38,295,847   $ 2.200121   $   84,255,497    --             4.62%       4.62%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     35,237,478     2.102885       74,100,364    --             3.89%       7.85%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     24,077,334     1.949909       46,948,610    --             3.75%      10.08%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     11,456,525     1.771309       20,293,046    --             4.49%       8.68%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges     41,301,396     4.875404      201,360,990    --             0.37%      19.36%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     37,235,676     4.084473      152,088,111    --             0.66%      42.38%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     33,134,345     2.868780       95,055,145    --             0.69%     (19.70)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     26,281,710     3.572570       93,893,248    --             0.72%      (6.94)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges     26,014,070     3.190025       82,985,533    --             1.45%      12.42%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     23,934,455     2.837561       67,915,477    --             1.71%      26.80%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     18,418,887     2.237882       41,219,295    --             1.62%     (14.23)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     14,979,171     2.609041       39,081,272    --             1.75%      (4.04)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges      1,263,492   $ 1.363233   $    1,722,434    --             0.02%      12.75%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      1,697,020     1.209099        2,051,865    --             0.64%      22.26%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      2,096,259     0.988953        2,073,101    --             0.05%      (8.95)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      1,500,015     1.086141        1,629,228    --             0.97%      (6.25)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges      1,745,296     1.103429        1,925,809    --             0.51%      19.19%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      2,163,229     0.925806        2,002,731    --             0.41%      35.57%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      2,544,254     0.682881        1,737,423    --             1.15%     (19.51)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      1,159,597     0.848373          983,771    --             1.45%     (15.16)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges      2,117,674     0.740995        1,569,186    --          --             1.35%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      2,461,200     0.731126        1,799,448    --          --            60.22%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      2,765,870     0.452718        1,252,159    --          --           (38.59)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        975,598     0.737165          719,177    --          --           (26.28)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-62 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges     12,656,983   $ 1.280563   $   16,208,064    --             1.13%       8.41%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     12,101,127     1.181232       14,294,239    --             1.32%      28.82%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      9,720,630     0.916970        8,913,526    --             0.40%     (24.65)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      7,137,489     1.216983        8,686,202    --          --            (8.02)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        419,784    14.145761        5,938,165    --          --            17.19%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        172,449    12.071320        2,081,688    --          --            20.71%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges     21,603,151     3.120058       67,403,085    --             1.26%      10.39%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     22,692,657     2.826298       64,136,211    --             1.47%      28.13%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     20,319,633     2.205769       44,820,418    --             1.27%     (22.45)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     14,994,758     2.844242       42,648,720    --             0.96%     (12.31)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2004  Lowest contract charges        318,147    15.090922        4,801,134    --          --            16.96%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         60,714    12.902318          783,347    --             2.43%      29.02%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges     11,993,545   $ 2.064885   $   24,765,291    --             0.76%      18.08%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     10,857,968     1.748699       18,987,317    --             0.99%      33.10%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     11,672,134     1.313864       15,335,597    --             2.02%     (17.93)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     10,614,098     1.600938       16,992,513    --             0.12%     (18.73)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges     28,747,521     2.784937       80,060,035    --             0.27%      16.44%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     28,335,296     2.391809       67,772,616    --             0.27%      37.67%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     21,838,918     1.737334       37,941,494    --             0.12%     (14.22)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     15,081,261     2.025330       30,544,530    --          --            (3.62)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD MIDCAP VALUE HLS FUND
  2004  Lowest contract charges        940,825    14.653166       13,786,071    --             0.12%      16.30%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        233,125    12.599619        2,937,288    --          --            26.00%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges     54,505,878     1.555598       84,789,235    --             0.93%       0.94%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     61,390,306     1.541051       94,605,592    --             0.75%       0.75%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     71,570,885     1.529607      109,475,326    --             1.45%       1.47%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     65,755,665     1.507506       99,127,060    --             3.36%       3.87%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-64 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges      6,732,235   $ 1.996349   $   13,439,890    --             4.64%       4.12%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      6,094,981     1.917343       11,686,169    --             3.28%       2.29%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      5,607,730     1.874447       10,511,393    --             3.21%       8.15%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      1,416,684     1.733120        2,455,284    --             5.02%       7.50%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges     25,291,538     1.609664       40,710,878    --          --            12.18%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     25,327,621     1.434873       36,341,920    --          --            55.87%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     19,850,587     0.920563       18,273,716    --          --           (30.23)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     15,053,306     1.319402       19,861,362    --          --           (14.92)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges     32,792,762     3.060365      100,357,820    --             1.11%       4.17%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges     32,850,173     2.937881       96,509,899    --             1.26%      26.47%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges     30,837,526     2.322928       71,633,353    --             1.06%     (24.25)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges     28,036,263     3.066451       85,971,826    --             0.79%     (12.23)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        512,082    14.638700        7,496,218    --             0.30%      18.87%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         74,533    12.314438          917,835    --          --            23.14%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
MFS NEW DISCOVERY SERIES
  2004  Lowest contract charges        117,220   $12.907985   $    1,513,076    --          --             6.52%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         39,290    12.118057          476,121    --          --            21.18%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
MFS TOTAL RETURN SERIES
  2004  Lowest contract charges        674,623    11.995951        8,092,748    --             1.30%      11.32%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        217,592    10.776006        2,344,775    --          --             7.76%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT DIVERSIFIED INCOME FUND
  2004  Lowest contract charges         95,856    18.910417        1,812,684    --             9.62%       9.58%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        140,665    17.256953        2,427,445    --            12.70%      20.27%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        454,850    14.348324        6,526,336    --             3.46%       6.20%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        152,197    13.510984        2,056,326    --             6.39%       3.82%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2004  Lowest contract charges         50,259    23.680233        1,190,136    --             3.38%       9.26%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         70,094    21.674078        1,519,218    --             4.42%      22.04%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        119,463    17.760045        2,121,661    --             2.04%     (12.36)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        140,567    20.265402        2,848,642    --             1.07%      (8.35)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-66 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
PUTNAM VT GLOBAL EQUITY FUND
  2004  Lowest contract charges        369,864   $22.118357   $    8,180,766    --             2.29%      13.94%
        Highest contract charges        13,935    13.174300          183,590    --             1.57%      13.68%
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        450,255    19.412578        8,740,616    --             1.26%      29.54%
        Highest contract charges         6,597    11.588901           76,449    --          --            15.89%
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        493,893    14.985684        7,401,321    --             0.32%     (22.16)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        558,333    19.251979       10,749,008    --          --           (29.66)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT GROWTH AND INCOME FUND
  2004  Lowest contract charges         39,019    12.625543          492,632    --             1.09%      11.11%
        Highest contract charges       889,034    30.370460       27,000,360    --             1.81%      11.37%
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         16,049    11.362976          182,359    --          --            13.63%
        Highest contract charges       975,368    27.270997       26,599,252    --             2.32%      27.69%
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      1,362,763    21.356598       29,103,976    --             2.39%     (18.79)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      1,385,628    26.297364       36,438,369    --             1.59%      (6.16)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT HEALTH SCIENCES FUND
  2004  Lowest contract charges        327,666    12.300632        4,030,492    --             0.41%       7.30%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        461,265    11.463412        5,287,672    --             0.88%      18.80%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        701,636     9.649126        6,770,172    --             0.07%     (20.21)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        649,361    12.092641        7,852,495    --             0.04%     (19.53)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
PUTNAM VT HIGH YIELD FUND
  2004  Lowest contract charges        644,866   $21.972422   $   14,169,259    --             7.95%      10.99%
        Highest contract charges       193,274    12.089639        2,336,608    --             6.07%      10.54%
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        636,939    19.796707       12,609,302    --             9.51%      26.86%
        Highest contract charges        56,243    10.936633          615,105    --          --             9.37%
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        491,602    15.605782        7,671,827    --            12.39%      (0.54)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        420,610    15.690083        6,599,408    --            12.34%       3.87%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT INCOME FUND
  2004  Lowest contract charges        600,080    19.822044       11,894,811    --             4.29%       4.72%
        Highest contract charges        93,996    10.394738          977,067    --             3.06%       4.43%
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        619,795    18.928406       11,731,733    --             4.71%       4.70%
        Highest contract charges        21,811     9.953490          217,094    --          --            (0.47)%
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        559,093    18.079459       10,108,105    --             4.10%       8.09%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        341,056    16.725709        5,704,405    --             5.93%       7.53%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2004  Lowest contract charges        159,786    14.179491        2,265,683    --             1.50%      21.31%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        206,721    11.688479        2,416,253    --             2.14%      38.37%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        487,886     8.447396        4,121,367    --             0.67%     (13.67)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        384,606     9.785153        3,763,428    --             1.02%     (20.67)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-68 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
PUTNAM VT INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges      1,791,572   $13.986237   $   25,157,352    --             1.70%      16.49%
        Highest contract charges       160,587    13.761280        2,209,881    --             1.00%      16.19%
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        --         10.983758         --          --             2.08%      28.89%
        Highest contract charges        57,634    11.843322          682,574    --          --            18.43%
        Remaining contract
        charges                      2,027,054      --            24,338,609    --          --            --
  2002  Lowest contract charges            313     8.522016            2,667    --             1.54%      (9.63)%
        Highest contract charges     2,040,087     9.315833       19,005,114    --             0.98%     (17.52)%
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      1,538,040    11.294275       17,371,051    --             0.34%     (20.41)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2004  Lowest contract charges        130,575    11.419666        1,491,120    --             1.34%      13.63%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        191,668    10.050111        1,926,282    --             0.65%      33.59%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        373,760     7.523083        2,811,828    --             0.86%     (13.46)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        370,966     8.693232        3,224,894    --          --           (28.52)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT INVESTORS FUND
  2004  Lowest contract charges        344,035     9.824339        3,379,917    --             0.71%      13.07%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        495,501     8.688642        4,305,228    --             0.81%      27.25%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        912,502     6.827953        6,230,521    --             0.41%     (23.68)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        783,835     8.946510        7,012,591    --             0.09%     (24.61)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
PUTNAM VT MONEY MARKET FUND
  2004  Lowest contract charges        722,648   $ 1.545717   $    1,117,009    --             0.85%       0.91%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      1,855,995     1.531768        2,842,955    --             0.77%       0.76%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      3,007,885     1.520209        4,572,614    --             1.44%       1.46%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      2,808,924     1.498367        4,208,799    --             3.58%       4.00%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT NEW OPPORTUNITIES FUND
  2004  Lowest contract charges         41,135    12.708018          522,745    --          --            10.31%
        Highest contract charges       790,222    20.383662       16,107,620    --          --            10.57%
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         17,106    11.520422          197,072    --          --            15.20%
        Highest contract charges       876,984    18.434963       16,167,167    --          --            32.70%
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      1,009,721    13.891974       14,027,023    --          --           (30.29)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      1,023,641    19.929373       20,400,525    --          --           (29.99)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT NEW VALUE FUND
  2004  Lowest contract charges        278,412    17.564560        4,890,177    --             1.10%      15.77%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        352,099    15.171400        5,341,837    --             1.71%      32.86%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        690,151    11.418982        7,880,826    --             3.94%     (15.44)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        492,052    13.503535        6,644,446    --             0.78%       3.61%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-70 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2004  Lowest contract charges        255,513   $ 6.548058   $    1,673,111    --          --             8.99%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        400,148     6.007790        2,404,004    --          --            35.94%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        980,487     4.419389        4,333,155    --          --           (32.06)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        867,691     6.504819        5,644,171    --          --           (45.57)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2004  Lowest contract charges        296,952    13.603625        4,039,629    --             2.26%       8.48%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        396,933    12.540269        4,977,645    --             2.89%      17.35%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        510,091    10.685893        5,450,782    --             2.32%      (8.57)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        291,220    11.687147        3,403,533    --             2.30%       0.74%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2004  Lowest contract charges         99,564    22.847531        2,274,779    --             2.59%      21.87%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        137,086    18.747452        2,570,009    --             4.46%      25.00%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        225,854    14.997690        3,387,283    --             3.71%     (23.83)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        207,695    19.690377        4,089,586    --             2.95%     (22.15)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ------------  --------------  -------  --------------  ---------
PUTNAM VT VISTA FUND
  2004  Lowest contract charges        182,834   $11.461246   $    2,095,503    --          --            18.90%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges        289,178     9.639100        2,787,413    --          --            33.42%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges        544,137     7.224769        3,931,262    --          --           (30.38)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges        598,239    10.377065        6,207,970    --          --           (33.40)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT VOYAGER FUND
  2004  Lowest contract charges      1,147,913    28.800926       33,060,950    --             0.48%       5.34%
        Highest contract charges        88,558    11.778147        1,043,051    --             0.16%       5.03%
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges      1,309,014    27.341904       35,790,947    --             0.65%      25.16%
        Highest contract charges        26,711    11.213819          299,532    --          --            12.14%
        Remaining contract
        charges                        --           --              --          --          --            --
  2002  Lowest contract charges      1,429,244    21.845647       31,222,755    --             0.88%     (26.34)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2001  Lowest contract charges      1,430,794    29.655765       42,431,297    --             0.11%     (22.24)%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2004  Lowest contract charges         67,863    14.208783          964,247    --             0.37%      18.12%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         28,142    12.028998          338,515    --             5.15%      20.29%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
PUTNAM VT EQUITY INCOME FUND
  2004  Lowest contract charges        215,316    12.708724        2,736,390    --             0.07%      11.82%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --
  2003  Lowest contract charges         40,862    11.365596          464,415    --             0.96%      13.66%
        Highest contract charges       --           --              --          --          --            --
        Remaining contract
        charges                        --           --              --          --          --            --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

_____________________________________ SA-72 ____________________________________

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.40% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from $8.33 to $30.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance, and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Accidental Death Benefit, Child Insurance, Lifetime No Lapse, Yearly Renewable Term Life Insurance, Waiver of Scheduled Premium Option, Estate Protection, Guaranteed Withdrawal Benefit and Last Survivor Yearly Renewable Term.

These deductions range from

  -  $.01 - $.06 per $1,000 of Face Amount

  -  $.14 - $179.44 per $1,000 of net amount at risk

  -  6.9% - 34.5% of the monthly deduction amount

  -  $.04 - $.20 per $1.00 of the specified amount

  -  $.50 - $6.00 per $1,000 of benefit

  -  $.01 - $.06 per $1,000 of Face Amount

  -  $.06 - $86.13 per net amount at risk

  -  11% each time waived

  -  $.25 - $15.48 per $1,000 of Face Amount
These charges are a redemption of units.

_____________________________________ SA-73 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****

                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

      (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)     Not Applicable.

      (c)     Principal Underwriting Agreement.(2)

      (d)     Form of Flexible Premium Variable Life Insurance Policy.(1)

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

      (f)     Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(4)

      (g)     Contracts of Reinsurance.(5)

      (h)     Form of Participation Agreement.(4)

      (i)     Not Applicable.

      (j)     Not Applicable.

      (k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Senior Counsel.

      (l)     Not Applicable.

      (m)     Not Applicable.

      (n)     Consent of Deloitte and Touche LLP.

      (o)     No financial statement will be omitted.

      (p)     Not Applicable.

      (q)     Memorandum describing transfer and redemption procedures.(1)

      (r)     Copy of Power of Attorney.

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07471, on April 14, 1999.

Item 27.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

----------
*    Denotes Board of Directors of Hartford.

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, File No. 333-50280, filed on April 5, 2005.

Item 29: Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

        Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                Account
              Hartford Life Insurance Company - ICMG Registered Variable Life
                Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
                Account VL I
              Hartford Life and Annuity Insurance Company - Separate
                Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
                  NAME                                 WITH UNDERWRITER
                  ----                               ---------------------
              David A. Carlson                 Senior Vice President & Deputy Chief
                                               Financial Officer
              Richard G. Costello              Vice President and Secretary
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Chief Broker-Dealer Compliance Officer
              Michael L. Kalen                 Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              John C. Walters                  Executive Vice President
              Neal S. Wolin                    Executive Vice President and General Counsel

         Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 31. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 32. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 33. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 20th day of September, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
    (Registrant)

By: Thomas M. Marra                             *By: /s/ Jerry K. Scheinfeldt
    -------------------------------------------      ---------------------------
    Thomas M. Marra, President, Chief Executive          Jerry K. Scheinfeldt
    Officer and Chairman of the Board*                   Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

By: Thomas M. Marra
    -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
    Chief Accounting Officer*
John C. Walters, Executive Vice President,      *By: /s/ Jerry K. Scheinfeldt
    Director*                                        ------------------------
Lizabeth H. Zlatkus, Executive Vice President and        Jerry K. Scheinfeldt
    Chief Financial Officer, Director*                   Attorney-In-Fact
     Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
    Chief Investment Officer, Director*           Date: September 20, 2005


333-07471

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Senior Counsel.

1.2  Consent of Deloitte & Touche LLP.

1.3  Copy of Power of Attorney.